Schedule of Investments (unaudited) September 30, 2021	iShares MSCI Total International Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

Total International ex U.S. Index Master Portfolio of Master Investment Portfolio	$1,362,330,187

Total Investments — 100.1% (Cost: $1,040,772,644)	1,362,330,187

Liabilities in Excess of Other Assets — (0.1)%	(1,548,011)

Net Assets — 100.0%	$1,360,782,176

iShares MSCI Total International Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2021, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $1,362,330,187 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) September 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina(a) — 0.0%
Globant SA	1,983	$557,243
YPF SA, ADR	7,500	34,950

		592,193

Australia — 4.5%
Afterpay Ltd.(a)	10,494	911,667
AGL Energy Ltd.	28,276	116,771
Ampol Ltd.	14,063	280,662
APA Group(b)	76,671	477,568
Aristocrat Leisure Ltd.	27,117	901,817
ASX Ltd.	9,515	549,355
Aurizon Holdings Ltd.	85,217	230,720
AusNet Services Ltd.	88,260	159,756
Australia & New Zealand Banking Group Ltd.	147,610	2,964,384
BHP Group Ltd.	146,136	3,902,977
BHP Group PLC	108,392	2,730,865
BlueScope Steel Ltd.	28,378	411,186
Brambles Ltd.	68,252	524,820
Cochlear Ltd.	3,207	501,775
Coles Group Ltd.	64,627	785,023
Commonwealth Bank of Australia	89,589	6,648,428
Computershare Ltd.	24,463	316,332
Crown Resorts Ltd.(a)	17,839	122,114
CSL Ltd.	22,648	4,731,872
Dexus	50,184	386,246
Domino’s Pizza Enterprises Ltd.	2,508	286,861
Endeavour Group Ltd.	70,555	353,064
Evolution Mining Ltd.	73,581	186,051
Fortescue Metals Group Ltd.	86,608	922,549
Glencore PLC	505,353	2,377,233
Goodman Group	81,838	1,259,247
GPT Group	116,521	419,697
Insurance Australia Group Ltd.	128,895	450,136
Lendlease Corp. Ltd.(b)	34,964	268,820
Macquarie Group Ltd.	16,878	2,180,574
Magellan Financial Group Ltd.	6,351	159,415
Medibank Pvt Ltd.	164,677	420,456
Mirvac Group	177,414	376,342
MMG Ltd.(a)	232,000	96,391
National Australia Bank Ltd.	168,372	3,320,467
Newcrest Mining Ltd.	45,528	754,750
Northern Star Resources Ltd.	48,963	299,881
Oil Search Ltd.	111,951	348,388
Orica Ltd.	20,558	200,797
Origin Energy Ltd.	90,631	304,067
Qantas Airways Ltd.(a)	33,898	136,711
QBE Insurance Group Ltd.	82,684	681,167
Ramsay Health Care Ltd.	8,965	444,275
REA Group Ltd.	2,994	337,216
Reece Ltd.	18,949	255,558
Rio Tinto Ltd.	18,673	1,329,349
Santos Ltd.	103,294	529,075
Scentre Group	238,120	506,806
SEEK Ltd.	14,013	308,051
Sonic Healthcare Ltd.	23,122	668,207
South32 Ltd.	233,710	579,959
Stockland	120,177	381,102
Suncorp Group Ltd.	58,287	518,287
Sydney Airport(a)(b)	68,930	404,814
Tabcorp Holdings Ltd.	94,363	327,872
Telstra Corp. Ltd.	212,153	594,473

Security	Shares	Value

Australia (continued)
Transurban Group(b)	156,337	$1,578,116
Treasury Wine Estates Ltd.	31,063	273,913
Vicinity Centres	223,827	264,616
Washington H Soul Pattinson & Co. Ltd.	10,991	305,451
Wesfarmers Ltd.	57,277	2,278,101
Westpac Banking Corp.	183,260	3,389,116
WiseTech Global Ltd.	7,407	280,897
Woodside Petroleum Ltd.	50,220	858,726
Woolworths Group Ltd.	64,177	1,802,620

		61,674,002

Austria — 0.1%
Erste Group Bank AG	15,004	658,813
OMV AG	7,068	425,604
Raiffeisen Bank International AG	9,388	245,538
Verbund AG	2,859	289,145
voestalpine AG	5,074	187,427

		1,806,527

Belgium — 0.5%
Ageas SA	9,563	473,564
Anheuser-Busch InBev SA/NV	39,290	2,228,426
Elia Group SA/NV	1,275	152,363
Etablissements Franz Colruyt NV	4,581	233,686
Groupe Bruxelles Lambert SA	5,769	634,565
KBC Group NV	12,584	1,135,133
Proximus SADP	7,301	144,884
Sofina SA	899	357,210
Solvay SA	3,386	420,025
UCB SA	6,626	741,961
Umicore SA	9,752	576,924

		7,098,741

Brazil — 1.0%
Alpargatas SA, Preference Shares(a)	14,945	144,901
Ambev SA	242,318	680,800
Americanas SA(a)	15,493	87,967
Atacadao SA	19,425	63,350
B3 SA - Brasil Bolsa Balcao	298,299	697,852
Banco Bradesco SA	68,851	225,805
Banco BTG Pactual SA	64,148	296,371
Banco do Brasil SA	40,649	215,720
Banco Inter SA	13,173	112,844
Banco Santander Brasil SA	29,576	192,095
BB Seguridade Participacoes SA	53,016	194,219
Bradespar SA, Preference Shares	12,370	118,731
BRF SA(a)	28,171	140,137
CCR SA	52,990	113,847
Centrais Eletricas Brasileiras SA	17,279	122,190
Cia de Saneamento Basico do Estado de Sao Paulo	21,664	153,437
Cia Paranaense de Energia, Class B, Preference Shares	44,180	59,061
Cia Siderurgica Nacional SA	38,838	204,897
Cosan SA	67,148	283,351
CPFL Energia SA	27,014	133,588
Energisa SA	7,713	62,191
Engie Brasil Energia SA	6,487	44,623
Equatorial Energia SA	36,500	169,908
Hapvida Participacoes e Investimentos SA(c)	59,345	148,097
Hypera SA	19,300	113,906
JBS SA	44,372	302,047
Klabin SA(a)	50,466	224,355
Localiza Rent a Car SA	30,475	304,820
Lojas Renner SA	54,264	342,977

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Magazine Luiza SA	159,612	$420,298
Natura & Co. Holding SA(a)	42,818	358,301
Notre Dame Intermedica Participacoes SA	25,117	344,118
Petrobras Distribuidora SA	56,729	244,698
Petroleo Brasileiro SA	182,275	942,210
Raia Drogasil SA	48,280	207,190
Rede D’Or Sao Luiz SA(c)	18,795	234,379
Rumo SA(a)	61,506	189,631
Suzano SA(a)	33,922	339,609
Telefonica Brasil SA	19,852	156,279
TIM SA	41,040	88,550
TOTVS SA	23,178	153,647
Ultrapar Participacoes SA	45,628	123,501
Vale SA	195,721	2,740,076
Via S/A(a)	62,111	87,936
WEG SA	95,902	697,901

		13,282,411

Canada — 6.9%
Agnico Eagle Mines Ltd.	11,562	599,826
Air Canada(a)(d)	5,997	109,514
Algonquin Power & Utilities Corp.(d)	29,406	431,130
Alimentation Couche-Tard, Inc., Class B	43,122	1,649,844
AltaGas Ltd.	16,709	329,668
Atco Ltd., Class I	3,829	122,827
B2Gold Corp.(d)	46,276	158,199
Ballard Power Systems, Inc.(a)(d)	10,338	145,120
Bank of Montreal	32,334	3,228,039
Bank of Nova Scotia(d)	60,999	3,754,526
Barrick Gold Corp.	92,070	1,662,436
BCE, Inc.	5,059	253,429
BlackBerry Ltd.(a)(d)	26,999	262,828
Brookfield Asset Management, Inc., Class A	64,093	3,434,385
CAE, Inc.(a)(d)	12,372	369,617
Cameco Corp.	18,780	408,042
Canadian Apartment Properties REIT	4,555	212,574
Canadian Imperial Bank of Commerce	21,996	2,448,631
Canadian National Railway Co.	35,714	4,138,719
Canadian Natural Resources Ltd.	59,218	2,165,155
Canadian Pacific Railway Ltd.	33,260	2,171,905
Canadian Tire Corp. Ltd., Class A	3,022	422,880
Canadian Utilities Ltd., Class A	5,686	153,216
Canopy Growth Corp.(a)	11,307	156,670
CCL Industries, Inc., Class B	6,846	354,569
Cenovus Energy, Inc.	67,927	684,847
CGI, Inc.(a)	11,239	954,685
Constellation Software, Inc.(d)	1,030	1,687,408
Dollarama, Inc.	16,090	697,919
Emera, Inc.	12,252	554,851
Empire Co. Ltd., Class A	7,280	221,860
Enbridge, Inc.	102,824	4,096,399
Fairfax Financial Holdings Ltd.	1,310	528,830
First Quantum Minerals Ltd.	29,878	553,165
FirstService Corp.	2,229	403,001
Fortis, Inc.	24,007	1,065,019
Franco-Nevada Corp.	9,970	1,295,250
George Weston Ltd.(d)	4,143	446,879
GFL Environmental, Inc.(d)	8,820	327,912
Gildan Activewear, Inc.(d)	9,332	340,980
Great-West Lifeco, Inc.	13,282	404,144
Hydro One Ltd.(c)	14,809	350,056
iA Financial Corp., Inc.	4,390	249,065

Security	Shares	Value

Canada (continued)
IGM Financial, Inc.	4,062	$145,117
Imperial Oil Ltd.(d)	11,421	360,953
Intact Financial Corp.	8,420	1,113,360
Inter Pipeline Ltd.	8,752	137,851
Ivanhoe Mines Ltd., Class A(a)	38,741	247,752
Keyera Corp.	10,533	265,030
Kinross Gold Corp.	61,690	330,708
Kirkland Lake Gold Ltd.	12,917	538,055
Lightspeed Commerce, Inc.(a)	6,056	584,371
Loblaw Cos. Ltd.(d)	8,981	616,318
Lundin Mining Corp.	38,227	274,947
Magna International, Inc.	13,967	1,051,109
Manulife Financial Corp.	95,589	1,839,934
Metro, Inc.	14,483	707,684
National Bank of Canada	16,527	1,269,340
Northland Power, Inc.	10,159	319,223
Nutrien Ltd.(d)	28,025	1,818,992
Nuvei Corp.(a)(c)	3,298	377,814
Onex Corp.(d)	4,171	294,861
Open Text Corp.	15,498	756,424
Pan American Silver Corp.	10,536	245,308
Parkland Corp./Canada(d)	7,050	198,097
Pembina Pipeline Corp.	29,402	932,015
Power Corp. of Canada(d)	29,613	976,111
Quebecor, Inc., Class B(d)	7,485	180,890
Restaurant Brands International, Inc.	14,066	861,773
RioCan Real Estate Investment Trust(d)	9,233	157,747
Ritchie Bros. Auctioneers, Inc.	5,096	314,467
Rogers Communications, Inc., Class B	18,630	870,018
Royal Bank of Canada	71,608	7,125,183
Saputo, Inc.	10,865	276,300
Shaw Communications, Inc., Class B	22,087	642,068
Shopify, Inc., Class A(a)	5,722	7,766,759
Sun Life Financial, Inc.	29,092	1,497,551
Suncor Energy, Inc.	78,836	1,634,481
TC Energy Corp.(d)	47,824	2,301,714
Teck Resources Ltd., Class B(a)(d)	26,876	669,035
TELUS Corp.	20,836	457,977
Thomson Reuters Corp.(d)	9,346	1,033,402
TMX Group Ltd.	2,646	285,344
Toromont Industries Ltd.	3,706	309,360
Toronto-Dominion Bank	90,965	6,021,961
West Fraser Timber Co. Ltd.	5,398	454,649
Wheaton Precious Metals Corp.	22,151	833,854
WSP Global, Inc.	5,749	688,373
Yamana Gold, Inc.(d)	42,756	168,783

		93,959,082

Chile — 0.1%
Antofagasta PLC	18,127	329,418
Banco de Chile	1,960,832	181,056
Banco de Credito e Inversiones SA	2,297	83,857
Banco Santander Chile	3,205,454	160,628
Cencosud SA	73,021	141,215
Cencosud Shopping SA	51,556	60,407
Cia Cervecerias Unidas SA	4,404	39,100
Colbun SA	466,420	75,589
Empresas CMPC SA	65,894	124,003
Empresas COPEC SA	18,259	151,558
Enel Americas SA	1,752,619	207,105

2

Schedule of Investments (unaudited) (continued) September 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Enel Chile SA	1,792,039	$85,027
Falabella SA	52,829	185,045

		1,824,008

China — 9.8%
21Vianet Group, Inc., ADR(a)(d)	3,916	67,786
360 DigiTech, Inc.(a)	5,031	102,230
3SBio, Inc.(a)(c)	95,500	93,556
51job, Inc., ADR(a)(d)	1,550	107,771
AAC Technologies Holdings, Inc.	49,000	231,720
Addsino Co. Ltd., Class A	19,000	44,219
Advanced Micro-Fabrication Equipment, Inc. China, Class A(a)	5,400	126,295
AECC Aviation Power Co. Ltd., Class A	7,600	62,638
Agile Group Holdings Ltd.	76,000	70,878
Agora, Inc., ADR(a)(d)	3,417	99,093
Agricultural Bank of China Ltd., Class A	289,800	131,938
Agricultural Bank of China Ltd., Class H	1,322,000	454,147
Aier Eye Hospital Group Co. Ltd., Class A	16,383	135,327
Air China Ltd., Class A(a)	111,198	127,769
Air China Ltd., Class H(a)	62,000	40,902
Airtac International Group	8,000	248,896
Alibaba Group Holding Ltd.(a)	767,952	14,217,816
Alibaba Health Information Technology Ltd.(a)	214,000	308,168
A-Living Smart City Services Co. Ltd., Class H(c)	28,500	101,210
Aluminum Corp. of China Ltd., Class A(a)	100,100	119,215
Aluminum Corp. of China Ltd., Class H(a)	164,000	121,816
Anhui Conch Cement Co. Ltd., Class A	17,700	111,900
Anhui Conch Cement Co. Ltd., Class H	59,500	321,386
Anhui Gujing Distillery Co. Ltd., Class B	8,500	110,307
Anta Sports Products Ltd.	55,000	1,038,591
Autohome, Inc., ADR	3,727	174,908
AviChina Industry & Technology Co. Ltd., Class H	116,000	72,979
Baidu, Inc., ADR(a)	13,665	2,100,994
Bank of Beijing Co. Ltd., Class A	100,100	67,545
Bank of China Ltd., Class A	444,200	209,975
Bank of China Ltd., Class H	4,168,000	1,472,701
Bank of Communications Co. Ltd., Class A	130,900	91,192
Bank of Communications Co. Ltd., Class H	468,700	277,422
Bank of Hangzhou Co. Ltd., Class A	70,800	163,017
Bank of Jiangsu Co. Ltd., Class A	103,740	93,206
Bank of Nanjing Co. Ltd., Class A	57,500	80,397
Bank of Ningbo Co. Ltd., Class A	25,600	139,106
Bank of Shanghai Co. Ltd., Class A	76,510	86,551
Baoshan Iron & Steel Co. Ltd., Class A	75,798	101,499
Baozun, Inc., ADR(a)(d)	2,062	36,147
BBMG Corp., Class A	45,700	19,938
BeiGene Ltd., ADR(a)(d)	2,347	851,961
Beijing Capital International Airport Co. Ltd., Class H(a)	100,000	58,622
Beijing Enterprises Holdings Ltd.	21,000	83,821
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	153,824	113,323
Bilibili, Inc., ADR(a)(d)	7,879	521,353
BOC Hong Kong Holdings Ltd.	187,500	565,016
BOE Technology Group Co. Ltd., Class A	158,600	123,436
Brilliance China Automotive Holdings Ltd.(a)	133,200	53,280
Budweiser Brewing Co. APAC Ltd.(c)	114,100	289,819
Burning Rock Biotech Ltd.(a)	112	2,003
BYD Co. Ltd., Class A	5,900	227,643
BYD Co. Ltd., Class H	40,500	1,258,837
BYD Electronic International Co. Ltd.(d)	24,500	85,684

Security	Shares	Value

China (continued)
CanSino Biologics, Inc., Class H(a)(c)	3,200	$113,185
CGN Power Co. Ltd., Class H(c)	546,000	165,715
Changchun High & New Technology Industry Group, Inc., Class A	2,200	93,376
China Aoyuan Group Ltd.	76,000	40,061
China Bohai Bank Co. Ltd., Class H(c)	242,000	94,504
China Cinda Asset Management Co. Ltd., Class H	360,000	60,796
China CITIC Bank Corp. Ltd., Class H	448,000	201,926
China Common Rich Renewable Energy Investments Ltd.(e)	11,997	—
China Communications Services Corp. Ltd., Class H	138,000	76,317
China Conch Venture Holdings Ltd.	67,500	313,428
China Construction Bank Corp., Class A	83,600	77,109
China Construction Bank Corp., Class H	4,846,000	3,458,504
China CSSC Holdings Ltd., Class A	30,600	118,713
China East Education Holdings Ltd.(c)	9,500	9,799
China Everbright Bank Co. Ltd., Class A	282,300	136,427
China Evergrande Group(d)	103,000	38,913
China Feihe Ltd.(c)	213,000	359,018
China Fortune Land Development Co. Ltd., Class A(a)	45,500	28,396
China Galaxy Securities Co. Ltd., Class A	57,500	93,055
China Galaxy Securities Co. Ltd., Class H	132,500	76,844
China Hongqiao Group Ltd.	133,000	168,788
China Huarong Asset Management Co. Ltd., Class H(a)(c)(e)	320,000	31,446
China Huishan Dairy Holdings Co. Ltd.(e)	109,840	—
China International Capital Corp. Ltd., Class A	6,800	60,286
China International Capital Corp. Ltd., Class H(c)	59,200	154,758
China Lesso Group Holdings Ltd.	39,000	62,074
China Life Insurance Co. Ltd., Class A	7,300	33,613
China Life Insurance Co. Ltd., Class H	415,000	678,631
China Literature Ltd.(a)(c)	21,400	162,404
China Longyuan Power Group Corp. Ltd., Class H	191,000	468,677
China Medical System Holdings Ltd.	61,000	111,172
China Meidong Auto Holdings Ltd.	36,000	181,140
China Mengniu Dairy Co. Ltd.	160,000	1,030,373
China Merchants Bank Co. Ltd., Class A	65,200	507,896
China Merchants Bank Co. Ltd., Class H	205,578	1,636,019
China Merchants Securities Co. Ltd., Class A	26,300	74,303
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,997	66,053
China Minsheng Banking Corp. Ltd., Class A	159,000	96,293
China Minsheng Banking Corp. Ltd., Class H	193,680	77,717
China Molybdenum Co. Ltd., Class H	213,000	131,501
China National Building Material Co. Ltd., Class H	228,000	306,698
China National Nuclear Power Co. Ltd., Class A	102,500	114,169
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	7,700	52,165
China Oilfield Services Ltd., Class H	64,000	60,567
China Overseas Land & Investment Ltd.	188,000	425,465
China Overseas Property Holdings Ltd.	85,000	70,387
China Pacific Insurance Group Co. Ltd., Class A	15,500	64,891
China Pacific Insurance Group Co. Ltd., Class H	137,000	406,808
China Petroleum & Chemical Corp., Class A	90,900	62,445
China Petroleum & Chemical Corp., Class H	1,212,400	597,460
China Railway Group Ltd., Class H	230,000	114,153
China Resources Cement Holdings Ltd.	122,000	117,266
China Resources Gas Group Ltd.	48,000	252,189
China Resources Land Ltd.	153,111	644,391
China Resources Mixc Lifestyle Services Ltd.(c)	20,200	111,126
China Resources Pharmaceutical Group Ltd.(c)	69,500	34,112

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Shenhua Energy Co. Ltd., Class A	31,800	$111,325
China Shenhua Energy Co. Ltd., Class H	140,000	326,123
China Southern Airlines Co. Ltd., Class H(a)	120,000	67,429
China State Construction Engineering Corp. Ltd., Class A	105,700	78,470
China State Construction International Holdings Ltd.	70,000	61,113
China Tourism Group Duty Free Corp. Ltd., Class A	5,900	236,902
China Tower Corp. Ltd., Class H(c)	1,886,000	246,466
China Vanke Co. Ltd., Class A	21,601	71,174
China Vanke Co. Ltd., Class H	81,800	223,667
China Yangtze Power Co. Ltd., Class A	90,600	308,486
China Yuhua Education Corp. Ltd.(c)	92,000	44,673
China Zheshang Bank Co. Ltd., Class A	198,400	109,068
Chinasoft International Ltd.	150,000	264,918
Chindata Group Holdings Ltd., ADR(a)	8,939	75,177
Chongqing Changan Automobile Co. Ltd., Class A	42,700	110,033
Chongqing Rural Commercial Bank Co. Ltd., Class H	122,000	44,347
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,700	90,661
Chow Tai Fook Jewellery Group Ltd.	86,000	163,554
CIFI Ever Sunshine Services Group Ltd.	58,000	115,933
CIFI Holdings Group Co. Ltd.	170,000	115,406
CITIC Ltd.	315,000	333,503
CITIC Securities Co. Ltd., Class A	32,100	125,324
CITIC Securities Co. Ltd., Class H	103,000	261,118
Contemporary Amperex Technology Co. Ltd., Class A	7,800	633,338
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	78,900	83,571
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	52,777	139,794
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	148,850	225,870
Country Garden Holdings Co. Ltd.(d)	447,270	461,183
Country Garden Services Holdings Co. Ltd.	80,000	632,155
CRRC Corp. Ltd., Class A	206,600	198,573
CSC Financial Co. Ltd., Class A	14,300	68,169
CSPC Pharmaceutical Group Ltd.	422,400	504,073
Dada Nexus Ltd., ADR(a)	5,547	111,162
Dali Foods Group Co. Ltd.(c)	175,500	105,959
Daqo New Energy Corp., ADR(a)(d)	2,438	138,966
DiDi Global, Inc.(a)(d)	15,254	118,829
Dongfeng Motor Group Co. Ltd., Class H	138,000	122,889
East Money Information Co. Ltd., Class A	22,896	121,325
Ecovacs Robotics Co. Ltd., Class A	1,800	42,343
Enn Energy Holdings Ltd.	43,900	724,063
Eve Energy Co. Ltd., Class A	12,200	185,999
Everbright Securities Co. Ltd., Class A	28,900	69,230
Fangda Carbon New Material Co. Ltd., Class A	10,420	16,292
Flat Glass Group Co. Ltd., Class A	17,900	127,530
Flat Glass Group Co. Ltd., Class H	16,000	74,869
Focus Media Information Technology Co. Ltd., Class A	37,300	42,284
Foshan Haitian Flavouring & Food Co. Ltd., Class A	9,828	167,016
Fosun International Ltd.	131,500	159,806
Foxconn Industrial Internet Co. Ltd., Class A	3,500	6,289
Futu Holdings Ltd., ADR(a)	2,769	252,034
Fuyao Glass Industry Group Co. Ltd., Class A	13,000	84,944
Fuyao Glass Industry Group Co. Ltd., Class H(c)	22,400	119,145
Ganfeng Lithium Co. Ltd., Class A	7,700	193,516
Ganfeng Lithium Co. Ltd., Class H(c)	9,400	164,701
GDS Holdings Ltd., ADR(a)	4,184	236,856
Geely Automobile Holdings Ltd.	285,000	818,123
Genscript Biotech Corp.(a)	70,000	268,649

Security	Shares	Value

China (continued)
GF Securities Co. Ltd., Class H	93,600	$163,224
Gigadevice Semiconductor Beijing, Inc., Class A	980	21,906
GoerTek, Inc., Class A	17,700	117,561
GOME Retail Holdings Ltd.(a)	627,000	58,484
Great Wall Motor Co. Ltd., Class A	13,605	110,522
Great Wall Motor Co. Ltd., Class H	144,000	529,852
Greenland Holdings Corp. Ltd., Class A	25,198	18,316
Greentown China Holdings Ltd.	83,500	125,931
Greentown Service Group Co. Ltd.	94,000	101,982
GSX Techedu, Inc., ADR(a)(d)	2,614	8,025
Guangdong Haid Group Co. Ltd., Class A	10,700	111,673
Guangzhou Automobile Group Co. Ltd., Class H	134,400	118,103
Guangzhou R&F Properties Co. Ltd., Class H	34,400	26,470
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	5,700	69,199
Guangzhou Tinci Materials Technology Co. Ltd., Class A	3,600	84,441
Guotai Junan Securities Co. Ltd., Class A	55,544	153,008
Haidilao International Holding Ltd.(c)	66,000	252,833
Haier Smart Home Co. Ltd., Class A	41,800	168,050
Haier Smart Home Co. Ltd., Class H	76,800	268,482
Haitian International Holdings Ltd.	51,000	158,235
Haitong Securities Co. Ltd., Class A	45,000	84,474
Haitong Securities Co. Ltd., Class H	144,400	131,640
Hangzhou First Applied Material Co. Ltd., Class A	6,900	134,656
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	6,200	131,105
Hansoh Pharmaceutical Group Co. Ltd.(c)	56,000	141,757
Hello Group, Inc.	7,937	83,973
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,800	62,191
Hengan International Group Co. Ltd.	39,000	207,971
Hengli Petrochemical Co. Ltd., Class A	26,600	106,528
HengTen Networks Group Ltd.(a)(d)	124,000	36,412
Hithink RoyalFlush Information Network Co. Ltd., Class A	4,600	85,060
Hua Hong Semiconductor Ltd.(a)(c)	21,000	107,712
Hualan Biological Engineering, Inc., Class A	10,800	46,594
Huaneng Power International, Inc., Class H	192,000	103,012
Huatai Securities Co. Ltd., Class A	31,600	83,015
Huatai Securities Co. Ltd., Class H(c)	68,800	106,030
Huaxia Bank Co. Ltd., Class A	132,899	114,487
Huayu Automotive Systems Co. Ltd., Class A	8,300	29,252
Huazhu Group Ltd., ADR(a)(d)	8,961	410,951
HUYA, Inc., ADR(a)	4,442	37,046
Iflytek Co. Ltd., Class A	19,900	162,144
I-Mab, ADR(a)	2,138	154,984
Industrial & Commercial Bank of China Ltd., Class A	231,800	167,071
Industrial & Commercial Bank of China Ltd., Class H	2,775,000	1,538,249
Industrial Bank Co. Ltd., Class A	73,700	207,823
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	191,700	93,345
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,400	113,255
Innovent Biologics, Inc.(a)(c)	64,000	616,336
iQIYI, Inc., ADR(a)(d)	11,889	95,469
JD Health International, Inc.(a)(c)	12,150	117,090
JD.com, Inc., ADR(a)	44,439	3,210,273
Jiangsu Expressway Co. Ltd., Class H	26,000	26,272
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,600	86,356
Jiangsu Hengrui Medicine Co. Ltd., Class A	21,312	165,829
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,200	133,184
Jiangxi Copper Co. Ltd., Class A	43,400	162,726

4

Schedule of Investments (unaudited) (continued) September 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Jiangxi Copper Co. Ltd., Class H	30,000	$53,373
Jiangxi Zhengbang Technology Co. Ltd., Class A	28,700	41,784
Jinxin Fertility Group Ltd.(a)(c)	68,000	100,850
Jiumaojiu International Holdings Ltd.(c)	34,000	102,405
JOYY, Inc., ADR(d)	2,689	147,438
Kaisa Group Holdings Ltd.	221,000	60,135
KE Holdings, Inc., ADR(a)	18,653	340,604
Kingboard Holdings Ltd.	35,000	158,395
Kingdee International Software Group Co. Ltd.(a)	147,000	489,460
Kingfa Sci & Tech Co. Ltd., Class A	25,700	58,274
Kingsoft Cloud Holdings Ltd., ADR(a)(d)	3,200	90,624
Kingsoft Corp. Ltd.	49,000	195,088
Kuaishou Technology(a)(c)	10,400	110,996
Kunlun Energy Co. Ltd.	256,000	266,555
Kweichow Moutai Co. Ltd., Class A	3,716	1,051,182
KWG Group Holdings Ltd.	74,000	72,173
Lenovo Group Ltd.	322,000	420,282
Lens Technology Co. Ltd., Class A	12,300	39,597
Li Auto, Inc., ADR(a)(d)	27,401	720,372
Li Ning Co. Ltd.	116,500	1,342,749
Lingyi iTech Guangdong Co., Class A	7,000	6,982
Logan Group Co. Ltd.	72,000	75,136
Longfor Group Holdings Ltd.(c)	91,500	418,072
LONGi Green Energy Technology Co. Ltd., Class A	16,940	215,805
Lufax Holding Ltd., ADR(a)(d)	8,131	56,754
Luxshare Precision Industry Co. Ltd., Class A	18,129	99,679
Luzhou Laojiao Co. Ltd., Class A	3,600	123,828
Mango Excellent Media Co. Ltd., Class A	11,800	79,730
Maxscend Microelectronics Co. Ltd., Class A	2,340	126,711
Meituan, Class B(a)(c)	205,300	6,553,468
Metallurgical Corp. of China Ltd., Class A	138,300	92,995
Microport Scientific Corp.	37,000	207,467
Midea Group Co. Ltd., Class A	14,800	159,489
Ming Yuan Cloud Group Holdings Ltd.	19,000	65,871
Minth Group Ltd.	32,000	109,474
Muyuan Foods Co. Ltd., Class A	15,946	127,212
Nanjing Securities Co. Ltd., Class A	33,000	50,815
NARI Technology Co. Ltd., Class A	18,240	100,962
NAURA Technology Group Co. Ltd., Class A	1,100	61,819
NetEase, Inc., ADR	20,528	1,753,091
New China Life Insurance Co. Ltd., Class A	28,100	174,230
New China Life Insurance Co. Ltd., Class H	43,200	127,189
New Hope Liuhe Co. Ltd., Class A(a)	12,700	28,962
New Oriental Education & Technology Group, Inc., ADR(a)	81,222	166,505
Ningxia Baofeng Energy Group Co. Ltd., Class A	64,500	159,430
NIO, Inc., ADR(a)	70,157	2,499,694
Noah Holdings Ltd., ADR(a)(d)	1,707	63,381
Nongfu Spring Co. Ltd., Class H(c)	16,800	85,057
OneConnect Financial Technology Co. Ltd.(a)	7,525	30,852
People’s Insurance Co. Group of China Ltd., Class H	381,000	118,224
PetroChina Co. Ltd., Class H	818,000	383,122
Pharmaron Beijing Co. Ltd., Class H(c)	8,800	209,932
PICC Property & Casualty Co. Ltd., Class H	320,298	310,711
Pinduoduo, Inc., ADR(a)	22,503	2,040,347
Ping An Bank Co. Ltd., Class A	47,100	130,321
Ping An Healthcare and Technology Co. Ltd.(a)(c)	25,800	168,167
Ping An Insurance Group Co. of China Ltd., Class A	49,000	366,197
Ping An Insurance Group Co. of China Ltd., Class H	309,000	2,113,366
Poly Developments and Holdings Group Co. Ltd., Class A	43,000	93,292
Poly Property Services Co. Ltd., Class H	13,000	77,660

Security	Shares	Value

China (continued)
Postal Savings Bank of China Co. Ltd., Class A	132,700	$103,915
Postal Savings Bank of China Co. Ltd., Class H(c)	453,000	311,417
Power Construction Corp. of China Ltd., Class A	63,300	83,151
Powerlong Real Estate Holdings Ltd.	2,000	1,508
RLX Technology, Inc., ADR(a)	33,312	150,570
Rongsheng Petro Chemical Co. Ltd., Class A	35,850	103,912
SAIC Motor Corp. Ltd., Class A	30,300	89,372
Sanan Optoelectronics Co. Ltd., Class A	26,600	130,066
Sangfor Technologies, Inc., Class A	3,500	127,409
Sany Heavy Equipment International Holdings Co. Ltd.	137,000	162,082
Sany Heavy Industry Co. Ltd., Class A	32,700	128,437
Seazen Group Ltd.	108,000	86,209
Seazen Holdings Co. Ltd., Class A	17,500	101,152
SF Holding Co. Ltd., Class A	15,900	160,679
SG Micro Corp., Class A	2,500	128,351
Shaanxi Coal Industry Co. Ltd., Class A	27,700	63,268
Shandong Gold Mining Co. Ltd., Class A	29,204	88,914
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	132,000	234,224
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	10,562	85,217
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	21,500	110,066
Shanghai International Airport Co. Ltd., Class A(a)	11,200	76,373
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	60,800	55,085
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	120,168
Shanghai Pudong Development Bank Co. Ltd., Class A	94,987	132,225
Shanghai Putailai New Energy Technology Co. Ltd., Class A	4,700	125,069
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,800	136,740
Shengyi Technology Co. Ltd., Class A	17,700	59,153
Shenwan Hongyuan Group Co. Ltd., Class A	127,900	108,736
Shenzhen Goodix Technology Co. Ltd., Class A	2,100	35,996
Shenzhen Inovance Technology Co. Ltd., Class A	9,750	94,968
Shenzhen International Holdings Ltd.	40,500	52,211
Shenzhen Kangtai Biological Products Co. Ltd., Class A	4,700	80,085
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,300	257,246
Shenzhou International Group Holdings Ltd.	40,800	865,917
Shimao Group Holdings Ltd.	51,000	93,473
Shimao Services Holdings Ltd.(c)	57,000	117,849
Silergy Corp.	4,000	581,814
Sinopharm Group Co. Ltd., Class H	56,800	148,848
Sinotruk Hong Kong Ltd.	49,500	73,322
Smoore International Holdings Ltd.(c)	96,000	447,023
Sunac China Holdings Ltd.	130,000	277,092
Sunac Services Holdings Ltd.(a)(c)	45,000	92,603
Sungrow Power Supply Co. Ltd., Class A	3,800	86,554
Suning.com Co. Ltd., Class A(a)	59,200	45,814
Sunny Optical Technology Group Co. Ltd.	35,300	924,326
TAL Education Group, ADR(a)(d)	19,208	92,967
TCL Technology Group Corp., Class A	78,200	75,487
Tencent Holdings Ltd.	290,900	17,366,357
Tencent Music Entertainment Group, ADR(a)	28,714	208,176
Thunder Software Technology Co. Ltd., Class A	6,000	115,784
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	18,100	128,171
Tingyi Cayman Islands Holding Corp.	88,000	163,619

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tongcheng-Elong Holdings Ltd.(a)	52,400	$126,534
Tongwei Co. Ltd., Class A	11,600	91,042
Topchoice Medical Corp., Class A(a)	900	42,152
Topsports International Holdings Ltd.(c)	81,000	91,992
TravelSky Technology Ltd., Class H	59,000	113,796
Trip.com Group Ltd., ADR(a)	24,955	767,366
Tsingtao Brewery Co. Ltd., Class H	26,000	204,520
Unigroup Guoxin Microelectronics Co. Ltd., Class A	4,900	156,455
Uni-President China Holdings Ltd.	82,000	77,834
Unisplendour Corp. Ltd., Class A	20,160	77,682
Up Fintech Holding Ltd., ADR(a)(d)	5,729	60,670
Venus MedTech Hangzhou, Inc., Class H(a)(c)	15,500	79,498
Vipshop Holdings Ltd., ADR(a)	23,411	260,799
Walvax Biotechnology Co. Ltd., Class A	8,600	83,638
Wanhua Chemical Group Co. Ltd., Class A	14,700	240,854
Want Want China Holdings Ltd.(d)	192,000	144,976
Weibo Corp., ADR(a)	2,166	102,863
Weichai Power Co. Ltd., Class A	33,300	88,114
Weichai Power Co. Ltd., Class H	96,800	200,348
Weimob, Inc.(a)(c)(d)	80,000	115,474
Wens Foodstuffs Group Co. Ltd., Class A	20,160	45,166
Will Semiconductor Co. Ltd., Class A	4,100	153,366
Wilmar International Ltd.	97,900	302,452
Wingtech Technology Co. Ltd., Class A	4,238	61,210
Wuchan Zhongda Group Co. Ltd., Class A	25,699	25,827
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	14,800	48,015
Wuliangye Yibin Co. Ltd., Class A	11,500	390,079
WuXi AppTec Co. Ltd., Class A	12,936	305,680
WuXi AppTec Co. Ltd., Class H(c)	13,641	317,560
Wuxi Biologics Cayman, Inc.(a)(c)	185,500	3,008,863
Xiaomi Corp., Class B(a)(c)	710,800	1,952,194
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	53,000	142,304
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	15,800	33,224
Xinyi Solar Holdings Ltd.	222,000	454,461
XPeng, Inc., ADR(a)	19,241	683,825
Yadea Group Holdings Ltd.(c)	68,000	111,069
Yanzhou Coal Mining Co. Ltd., Class H	108,000	203,659
Yihai International Holding Ltd.	23,000	128,173
Yihai Kerry Arawana Holdings Co. Ltd., Class A	12,100	129,676
Yonghui Superstores Co. Ltd., Class A	27,898	16,909
Yonyou Network Technology Co. Ltd., Class A	7,800	40,028
Yum China Holdings, Inc.(d)	22,092	1,283,766
Yunnan Baiyao Group Co. Ltd., Class A	8,900	134,739
Yunnan Energy New Material Co. Ltd., Class A	2,300	99,719
Zai Lab Ltd., ADR(a)	3,905	411,548
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,599	93,590
Zhaojin Mining Industry Co. Ltd., Class H	69,000	48,579
Zhejiang Chint Electrics Co. Ltd., Class A	8,900	77,604
Zhejiang Expressway Co. Ltd., Class H	54,000	44,534
Zhejiang Huayou Cobalt Co. Ltd., Class A	2,900	46,325
Zhenro Properties Group Ltd.	57,000	31,119
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(c)	23,500	96,221
Zhongjin Gold Corp. Ltd., Class A	89,500	116,001
Zhongsheng Group Holdings Ltd.	30,000	240,486
Zhuzhou CRRC Times Electric Co. Ltd., Class H(a)	28,400	130,119
Zijin Mining Group Co. Ltd., Class A	145,900	226,550

Security	Shares	Value

China (continued)
Zijin Mining Group Co. Ltd., Class H	218,000	$264,753
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	105,800	94,278
ZTE Corp., Class H	14,400	47,249
ZTO Express Cayman, Inc., ADR	23,338	715,543

		132,973,030

Colombia — 0.0%
Bancolombia SA	7,812	67,620
Ecopetrol SA	242,372	174,023
Grupo de Inversiones Suramericana SA	15,087	84,789
Interconexion Electrica SA ESP	24,518	146,163

		472,595

Czech Republic — 0.0%
CEZ A/S	10,005	325,856
Komercni banka A/S(a)	3,800	153,878
Moneta Money Bank A/S(a)(c)	25,594	103,247

		582,981

Denmark — 1.6%
Ambu A/S, B Shares	7,759	229,446
AP Moeller - Maersk A/S, Class A	197	507,677
AP Moeller - Maersk A/S, Class B	282	763,399
Carlsberg A/S, Class B	5,261	858,296
Chr Hansen Holding A/S	5,169	422,215
Coloplast A/S, Class B	5,770	902,211
Danske Bank A/S	33,905	571,168
Demant A/S(a)	6,675	336,361
DSV A/S	10,201	2,441,749
Genmab A/S(a)	3,415	1,492,087
GN Store Nord A/S	5,785	400,109
Novo Nordisk A/S, Class B	84,508	8,145,684
Novozymes A/S, B Shares	9,670	662,890
Orsted A/S(c)	9,392	1,238,002
Pandora A/S	4,615	560,260
Rockwool International A/S, B Shares	484	206,711
Tryg A/S	21,146	479,355
Vestas Wind Systems A/S	48,945	1,963,137

		22,180,757

Egypt — 0.0%
Commercial International Bank Egypt SAE(a)	67,142	181,640

Finland — 0.8%
Elisa OYJ	8,704	540,813
Fortum OYJ	21,500	652,871
Kesko OYJ, B Shares	12,611	434,996
Kone OYJ, Class B	18,313	1,286,458
Neste OYJ	21,294	1,201,244
Nokia OYJ(a)	271,535	1,497,598
Nordea Bank Abp	160,848	2,072,731
Orion OYJ, Class B	5,829	230,775
Sampo OYJ, A Shares	24,407	1,206,702
Stora Enso OYJ, R Shares	28,894	481,271
UPM-Kymmene OYJ	26,372	933,416
Wartsila OYJ Abp	20,628	245,665

		10,784,540

France — 6.7%
Accor SA(a)	10,412	371,263
Aeroports de Paris(a)	1,364	173,720
Air Liquide SA	23,574	3,775,613
Airbus SE(a)	29,538	3,916,025
Alstom SA	17,327	657,260

6

Schedule of Investments (unaudited) (continued) September 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Amundi SA(c)	2,625	$220,781
Arkema SA	2,938	387,425
Atos SE	3,914	207,919
AXA SA	95,967	2,659,557
BioMerieux	1,981	225,412
BNP Paribas SA	57,027	3,648,625
Bollore SA	36,855	212,830
Bouygues SA	12,024	497,401
Bureau Veritas SA	14,829	457,641
Capgemini SE	7,964	1,651,548
Carrefour SA	29,593	530,349
Cie de Saint-Gobain	26,068	1,754,299
Cie Generale des Etablissements Michelin SCA	8,485	1,301,094
CNP Assurances	7,565	119,399
Covivio	2,326	195,470
Credit Agricole SA	61,636	847,214
Danone SA	33,275	2,268,620
Dassault Aviation SA	1,270	142,760
Dassault Systemes SE	32,447	1,707,540
Edenred	11,567	622,680
Eiffage SA	3,691	373,038
Electricite de France SA	23,627	296,900
Engie SA	96,722	1,265,433
EssilorLuxottica SA	14,204	2,714,286
Eurazeo SE	2,062	193,215
Faurecia SE	5,305	249,587
Gecina SA	2,235	300,689
Getlink SE	24,371	380,715
Hermes International	1,602	2,210,334
Ipsen SA	1,966	187,340
Kering SA	3,722	2,643,590
Klepierre SA	10,557	236,091
La Francaise des Jeux SAEM(c)	3,884	199,704
Legrand SA	13,210	1,415,446
L’Oreal SA	12,735	5,269,794
LVMH Moet Hennessy Louis Vuitton SE	14,092	10,093,587
Orange SA	94,992	1,027,325
Orpea SA	2,713	315,443
Pernod Ricard SA	10,688	2,356,309
Publicis Groupe SA	12,145	815,874
Remy Cointreau SA	958	185,875
Renault SA(a)	9,369	332,383
Safran SA	17,366	2,196,462
Sanofi	57,806	5,564,637
Sartorius Stedim Biotech	1,419	792,944
Schneider Electric SE	27,546	4,587,893
SCOR SE	8,239	237,249
SEB SA	1,149	161,647
Societe Generale SA	39,306	1,230,861
Sodexo SA(a)	4,102	358,497
Suez SA	18,443	420,539
Teleperformance	2,820	1,109,204
Thales SA	5,829	565,154
TotalEnergies SE	126,833	6,062,357
Ubisoft Entertainment SA(a)	4,663	279,231
Unibail-Rodamco-Westfield(a)	5,903	434,465
Valeo SA	13,751	383,761
Veolia Environnement SA	28,654	875,545

Security	Shares	Value

France (continued)
Vinci SA	27,335	$2,843,080
Vivendi SE	37,479	471,858
Wendel SE	1,358	187,641
Worldline SA(a)(c)	11,732	894,284

		91,272,712

Germany — 5.2%
Adidas AG	9,724	3,055,829
Allianz SE, Registered Shares	20,627	4,621,388
BASF SE	46,021	3,488,862
Bayer AG, Registered Shares	49,216	2,671,222
Bayerische Motoren Werke AG	16,791	1,594,792
Bechtle AG	3,951	270,229
Beiersdorf AG	5,604	604,672
Brenntag SE	8,586	797,593
Carl Zeiss Meditec AG	2,201	421,606
Commerzbank AG(a)	40,856	270,618
Continental AG, Class A(a)	5,218	566,459
Covestro AG(c)	10,778	734,529
Daimler AG, Registered Shares	42,944	3,789,021
Delivery Hero SE(a)(c)	7,614	971,205
Deutsche Bank AG, Registered Shares(a)	100,105	1,272,109
Deutsche Boerse AG	9,856	1,599,300
Deutsche Lufthansa AG, Registered Shares(a)(d)	15,755	107,493
Deutsche Post AG, Registered Shares	49,260	3,089,083
Deutsche Telekom AG, Registered Shares	165,061	3,310,165
Deutsche Wohnen SE	18,454	1,128,361
E.ON SE	108,097	1,319,399
Evonik Industries AG	10,596	332,261
Fresenius Medical Care AG & Co. KGaA	10,400	729,500
Fresenius SE & Co. KGaA	19,859	950,554
GEA Group AG	8,213	375,082
Hannover Rueck SE	3,545	617,330
HeidelbergCement AG	6,401	477,536
HelloFresh SE(a)	8,733	804,895
Henkel AG & Co. KGaA	4,151	357,090
Infineon Technologies AG	65,966	2,697,889
KION Group AG	3,490	324,492
Knorr-Bremse AG	3,724	398,437
LANXESS AG	3,663	247,562
LEG Immobilien SE	3,461	488,879
Merck KGaA	6,367	1,378,072
MTU Aero Engines AG	2,499	561,829
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	7,135	1,946,922
Nemetschek SE	2,777	290,057
Puma SE	5,468	607,851
Rational AG	228	214,177
RWE AG	32,891	1,160,012
SAP SE	52,732	7,130,902
Scout24 AG(c)	4,929	342,342
Siemens AG, Registered Shares	38,006	6,215,919
Siemens Energy AG(a)	20,941	560,161
Siemens Healthineers AG(c)	14,475	938,782
Symrise AG	7,149	937,027
TeamViewer AG(a)(c)	8,617	252,095
Telefonica Deutschland Holding AG	31,100	88,549
Uniper SE	5,363	223,259
United Internet AG, Registered Shares	4,660	180,265

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Volkswagen AG	1,472	$453,970
Vonovia SE	26,717	1,606,182
Zalando SE(a)(c)	11,430	1,042,433

		70,616,248

Greece — 0.1%
Alpha Services and Holdings SA(a)	109,264	137,073
Eurobank Ergasias Services and Holdings SA(a)	150,627	140,220
FF Group(a)(e)	205	2
Hellenic Telecommunications Organization SA	12,770	239,708
JUMBO SA	4,656	75,812
OPAP SA	10,676	165,167

		757,982

Hong Kong — 2.0%
AIA Group Ltd.	613,600	7,059,100
Alibaba Pictures Group Ltd.(a)	480,000	54,153
Beijing Enterprises Water Group Ltd.(d)	232,000	90,814
Bosideng International Holdings Ltd.	234,000	165,504
China Education Group Holdings Ltd.	58,000	100,045
China Everbright Environment Group Ltd.	146,629	110,186
China Everbright Ltd.	52,000	61,096
China Gas Holdings Ltd.	161,800	477,867
China Jinmao Holdings Group Ltd.	192,000	68,994
China Merchants Port Holdings Co. Ltd.	65,720	112,382
China Power International Development Ltd.	228,000	120,961
China Resources Beer Holdings Co. Ltd.	80,000	591,683
China Resources Power Holdings Co. Ltd.	74,000	212,528
China Taiping Insurance Holdings Co. Ltd.	72,672	109,960
China Traditional Chinese Medicine Holdings Co. Ltd.	178,000	89,951
China Youzan Ltd.(a)	760,000	95,016
CK Asset Holdings Ltd.	102,008	588,563
CK Infrastructure Holdings Ltd.	41,500	231,472
CLP Holdings Ltd.	81,000	779,902
COSCO SHIPPING Ports Ltd.	134,000	115,732
ESR Cayman Ltd.(a)(c)	83,000	250,502
Far East Horizon Ltd.	141,000	143,089
Galaxy Entertainment Group Ltd.(a)	111,000	569,544
Guangdong Investment Ltd.	164,000	214,008
Hang Lung Properties Ltd.	113,000	257,533
Hang Seng Bank Ltd.	43,400	743,390
Henderson Land Development Co. Ltd.	74,800	285,618
HK Electric Investments & HK Electric Investments Ltd., Class SS(b)(d)	179,500	178,240
HKT Trust & HKT Ltd., Class SS(b)	185,900	254,183
Hong Kong & China Gas Co. Ltd.	538,176	813,127
Hong Kong Exchanges & Clearing Ltd.	57,594	3,539,180
Hongkong Land Holdings Ltd.(d)	51,500	245,999
Hopson Development Holdings Ltd.	34,000	121,059
Huabao International Holdings Ltd.	23,000	44,928
Hutchmed China Ltd., ADR(a)	3,003	109,940
Jardine Matheson Holdings Ltd.	10,400	549,726
Kingboard Laminates Holdings Ltd.	42,500	69,469
Lee & Man Paper Manufacturing Ltd.	120,000	87,711
Link REIT	110,900	949,675
Melco Resorts & Entertainment Ltd., ADR(a)	11,155	114,227
MTR Corp. Ltd.(d)	66,000	355,207
New World Development Co. Ltd.	70,166	285,383
Nine Dragons Paper Holdings Ltd.	45,000	54,928
Power Assets Holdings Ltd.	71,500	419,140
Sino Biopharmaceutical Ltd.	574,750	476,896
Sino Land Co. Ltd.	130,800	175,965
SITC International Holdings Co. Ltd.	73,000	259,762

Security	Shares	Value

Hong Kong (continued)
SJM Holdings Ltd.(a)	69,000	$46,898
SSY Group Ltd.	104,000	56,012
Sun Art Retail Group Ltd.	110,000	50,864
Sun Hung Kai Properties Ltd.	68,500	855,314
Swire Pacific Ltd., Class A	21,000	124,258
Swire Properties Ltd.	79,200	198,594
Techtronic Industries Co. Ltd.	69,000	1,363,547
Vinda International Holdings Ltd.(d)	31,000	91,591
WH Group Ltd.(c)	460,000	327,542
Wharf Holdings Ltd.	53,000	175,318
Wharf Real Estate Investment Co. Ltd.	81,000	416,169
Xinyi Glass Holdings Ltd.	78,000	232,678
Yuexiu Property Co. Ltd.	135,000	126,491

		26,869,614

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	16,294	135,368
OTP Bank Nyrt(a)	11,130	651,251
Richter Gedeon Nyrt	8,007	218,969

		1,005,588

India — 3.5%
ACC Ltd.	4,939	149,444
Adani Enterprises Ltd.	8,673	171,008
Adani Green Energy Ltd.(a)	19,426	299,685
Adani Ports & Special Economic Zone Ltd.	27,638	273,667
Adani Total Gas Ltd.	7,665	146,960
Adani Transmission Ltd.(a)	12,713	265,676
Ambuja Cements Ltd.	26,422	141,996
Apollo Hospitals Enterprise Ltd.	4,568	274,907
Asian Paints Ltd.	17,953	782,586
Aurobindo Pharma Ltd.	13,516	131,481
Avenue Supermarts Ltd.(a)(c)	9,253	528,187
Axis Bank Ltd.(a)	109,944	1,127,132
Bajaj Auto Ltd.	3,300	170,024
Bajaj Finance Ltd.	13,266	1,365,050
Bajaj Finserv Ltd.	1,675	400,412
Balkrishna Industries Ltd.	5,542	188,373
Bandhan Bank Ltd.(c)	17,994	68,139
Berger Paints India Ltd.	8,379	91,076
Bharat Electronics Ltd.	68,809	187,149
Bharat Forge Ltd.	11,954	118,151
Bharat Petroleum Corp. Ltd.	35,066	203,313
Bharti Airtel Ltd.	129,812	1,199,985
Biocon Ltd.(a)	19,164	93,469
Britannia Industries Ltd.	4,997	265,335
Cholamandalam Investment and Finance Co. Ltd.	22,203	167,613
Cipla Ltd.	24,583	325,018
Coal India Ltd.	75,541	187,721
Colgate-Palmolive India Ltd.	6,248	140,182
Container Corp. Of India Ltd.	7,463	70,446
Dabur India Ltd.	37,975	315,110
Divi’s Laboratories Ltd.	6,478	418,254
DLF Ltd.	33,599	187,339
Dr Reddy’s Laboratories Ltd.	1,007	66,059
Dr Reddy’s Laboratories Ltd., ADR(d)	4,517	294,237
Eicher Motors Ltd.	6,440	240,901
GAIL India Ltd.	132,206	281,629
Godrej Consumer Products Ltd.(a)	15,068	208,425
Grasim Industries Ltd.	15,713	352,021
Havells India Ltd.	8,781	161,418
HCL Technologies Ltd.	59,861	1,026,702
HDFC Asset Management Co. Ltd.(c)	2,674	104,355
HDFC Life Insurance Co. Ltd.(c)	34,166	331,736

8

Schedule of Investments (unaudited) (continued) September 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Hero MotoCorp Ltd.	7,430	$283,338
Hindalco Industries Ltd.	85,181	557,560
Hindustan Petroleum Corp. Ltd.	25,339	102,146
Hindustan Unilever Ltd.	40,869	1,486,086
Housing Development Finance Corp. Ltd.	85,690	3,166,921
ICICI Bank Ltd.	208,885	1,962,832
ICICI Bank Ltd., ADR(d)	22,806	430,349
ICICI Lombard General Insurance Co. Ltd.(c)	10,963	234,149
ICICI Prudential Life Insurance Co. Ltd.(c)	12,623	113,961
Indian Oil Corp. Ltd.	94,789	159,068
Indraprastha Gas Ltd.	14,609	104,593
Indus Towers Ltd.	41,213	170,364
Info Edge India Ltd.	4,063	350,694
Infosys Ltd.	69,941	1,568,093
Infosys Ltd., ADR(d)	97,713	2,174,114
InterGlobe Aviation Ltd.(a)(c)	5,982	162,553
Ipca Laboratories Ltd.	3,984	128,944
ITC Ltd.	148,193	469,853
JSW Steel Ltd.	48,731	435,378
Jubilant Foodworks Ltd.	4,029	218,777
Kotak Mahindra Bank Ltd.	30,678	825,620
Larsen & Toubro Infotech Ltd.(c)	2,827	218,595
Larsen & Toubro Ltd.	19,180	438,708
Larsen & Toubro Ltd., GDR, Registered Shares	18,237	423,098
Lupin Ltd.	11,830	151,008
Mahindra & Mahindra Ltd.	23,090	248,649
Mahindra & Mahindra Ltd., GDR	27,036	291,989
Marico Ltd.	22,064	162,805
Maruti Suzuki India Ltd.	7,232	713,320
Motherson Sumi Systems Ltd.	67,315	203,779
MRF Ltd.	105	111,824
Muthoot Finance Ltd.	8,240	160,304
Nestle India Ltd.	1,798	469,779
NTPC Ltd.	269,224	512,761
Oil & Natural Gas Corp. Ltd.	161,872	312,946
Page Industries Ltd.	266	113,299
Petronet LNG Ltd.	24,341	77,999
PI Industries Ltd.	5,213	222,610
Pidilite Industries Ltd.	5,574	178,490
Piramal Enterprises Ltd.	4,721	164,141
Power Grid Corp. of India Ltd.	180,796	460,989
REC Ltd.	38,827	82,173
Reliance Industries Ltd.	44,379	1,501,998
Reliance Industries Ltd., GDR(c)	49,309	3,357,943
SBI Cards & Payment Services Ltd.(a)	10,550	145,504
SBI Life Insurance Co. Ltd.(c)	24,669	403,591
Shree Cement Ltd.	685	266,346
Shriram Transport Finance Co. Ltd.	13,178	229,215
Siemens Ltd.	4,979	142,488
State Bank of India	27,343	165,749
State Bank of India, GDR, Registered Shares	5,712	351,288
Sun Pharmaceutical Industries Ltd.	43,350	477,049
Tata Consultancy Services Ltd.	46,339	2,348,380
Tata Consumer Products Ltd.	34,238	374,172
Tata Motors Ltd.(a)	52,939	235,280
Tata Motors Ltd., ADR(a)(d)	6,008	134,639
Tata Steel Ltd.	29,925	514,983
Tech Mahindra Ltd.	29,414	544,571
Titan Co. Ltd.	17,275	501,372
Torrent Pharmaceuticals Ltd.	2,660	110,216
Trent Ltd.	10,835	149,149
UltraTech Cement Ltd.	5,995	594,860

Security	Shares	Value

India (continued)
United Spirits Ltd.(a)	18,510	$211,780
UPL Ltd.	26,481	251,717
Vedanta Ltd.	73,641	283,303
Wipro Ltd.	51,676	438,957
Wipro Ltd., ADR	13,184	116,415
Yes Bank Ltd.(a)	558,202	93,782

		48,291,777

Indonesia — 0.4%
Adaro Energy Tbk PT	1,086,700	132,842
Aneka Tambang Tbk	614,000	97,283
Astra International Tbk PT	965,400	368,597
Bank Central Asia Tbk PT	556,900	1,356,450
Bank Mandiri Persero Tbk PT	892,400	381,400
Bank Negara Indonesia Persero Tbk PT	405,600	150,999
Bank Rakyat Indonesia Persero Tbk PT	3,446,328	918,607
Barito Pacific Tbk PT	1,669,600	111,843
Charoen Pokphand Indonesia Tbk PT	335,800	149,901
Gudang Garam Tbk PT	22,300	50,550
Indah Kiat Pulp & Paper Tbk PT	126,800	75,390
Indocement Tunggal Prakarsa Tbk PT	88,600	64,509
Indofood CBP Sukses Makmur Tbk PT	165,500	96,385
Indofood Sukses Makmur Tbk PT	159,200	70,432
Kalbe Farma Tbk PT	858,400	85,538
Merdeka Copper Gold Tbk PT(a)	1,019,200	178,378
Sarana Menara Nusantara Tbk PT	1,534,700	141,446
Semen Indonesia Persero Tbk PT	106,000	60,244
Telkom Indonesia Persero Tbk PT	2,808,700	719,212
Tower Bersama Infrastructure Tbk PT	697,000	143,622
Unilever Indonesia Tbk PT	374,500	103,283
United Tractors Tbk PT	79,900	143,774

		5,600,685

Ireland — 0.6%
CRH PLC	39,143	1,847,348
Experian PLC	47,050	1,970,930
Flutter Entertainment PLC(a)	8,663	1,718,149
James Hardie Industries PLC	23,712	841,093
Kerry Group PLC, Class A	7,914	1,063,393
Kingspan Group PLC	7,457	743,830
Smurfit Kappa Group PLC	12,493	657,736

		8,842,479

Isle of Man — 0.1%
Entain PLC(a)	31,794	908,088

Israel — 0.4%
Azrieli Group Ltd.	2,198	197,861
Bank Hapoalim BM	64,127	563,267
Bank Leumi Le-Israel BM	69,019	584,800
Check Point Software Technologies Ltd.(a)	5,468	618,103
CyberArk Software Ltd.(a)	2,248	354,779
Elbit Systems Ltd.	1,528	221,252
ICL Group Ltd.	34,017	247,895
Isracard Ltd.	—	2
Israel Discount Bank Ltd., Class A(a)	49,699	262,353
Mizrahi Tefahot Bank Ltd.	7,034	236,905
Nice Ltd.(a)	3,161	895,075
Teva Pharmaceutical Industries Ltd., ADR(a)(d)	49,945	486,464
Wix.com Ltd.(a)(d)	2,966	581,247

		5,250,003

Italy — 1.3%
Amplifon SpA	5,862	278,595
Assicurazioni Generali SpA	52,241	1,106,422

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Atlantia SpA(a)	23,054	$435,068
Davide Campari-Milano NV	28,673	402,776
DiaSorin SpA	1,148	240,404
Enel SpA	406,656	3,121,173
Eni SpA	130,474	1,739,897
Ferrari NV	6,249	1,304,165
FinecoBank Banca Fineco SpA(a)	31,371	566,619
Infrastrutture Wireless Italiane SpA(c)(d)	18,443	205,419
Intesa Sanpaolo SpA	817,970	2,315,660
Mediobanca Banca di Credito Finanziario SpA(a)	28,872	347,359
Moncler SpA	10,770	656,869
Nexi SpA(a)(c)	23,897	445,623
Poste Italiane SpA(c)	23,222	318,882
Prysmian SpA	11,451	399,966
Recordati Industria Chimica e Farmaceutica SpA	5,232	303,244
Snam SpA	106,719	590,357
Telecom Italia SpA/Milano	1,042,002	411,383
Terna SPA	76,635	543,863
UniCredit SpA	105,471	1,395,769

		17,129,513

Japan — 15.0%
ABC-Mart, Inc.	1,700	95,494
Acom Co. Ltd.	14,700	53,716
Advantest Corp.	10,000	891,095
Aeon Co. Ltd.	31,000	814,989
AGC, Inc.	10,500	541,088
Aisin Corp.	7,800	282,647
Ajinomoto Co., Inc.	26,100	771,250
ANA Holdings, Inc.(a)	6,700	174,183
Asahi Group Holdings Ltd.	22,000	1,061,618
Asahi Intecc Co. Ltd.	10,700	293,058
Asahi Kasei Corp.	63,900	684,757
Astellas Pharma, Inc.	96,000	1,580,069
Azbil Corp.	6,700	288,472
Bandai Namco Holdings, Inc.	9,500	714,188
Bridgestone Corp.	28,700	1,357,831
Brother Industries Ltd.	9,200	202,448
Canon, Inc.	50,500	1,235,637
Capcom Co. Ltd.(d)	8,000	222,289
Casio Computer Co. Ltd.	8,700	144,038
Central Japan Railway Co.	7,200	1,149,292
Chiba Bank Ltd.	26,100	169,133
Chubu Electric Power Co., Inc.(d)	31,400	371,108
Chugai Pharmaceutical Co. Ltd.	35,400	1,295,423
Concordia Financial Group Ltd.	48,900	192,496
Cosmos Pharmaceutical Corp.	1,200	203,799
CyberAgent, Inc.(d)	21,600	416,717
Dai Nippon Printing Co. Ltd.	15,300	368,618
Daifuku Co. Ltd.	4,900	459,550
Dai-ichi Life Holdings, Inc.	54,200	1,185,411
Daiichi Sankyo Co. Ltd.	85,300	2,267,372
Daikin Industries Ltd.	12,400	2,703,675
Daito Trust Construction Co. Ltd.(d)	3,400	398,846
Daiwa House Industry Co. Ltd.	26,900	896,712
Daiwa House REIT Investment Corp.	130	381,766
Daiwa Securities Group, Inc.(d)	65,000	378,868
Denso Corp.	21,200	1,384,304
Dentsu Group, Inc.	9,500	365,510
Disco Corp.	1,400	392,123
East Japan Railway Co.	15,200	1,074,231
Eisai Co. Ltd.(d)	11,000	823,982

Security	Shares	Value

Japan (continued)
ENEOS Holdings, Inc.	150,100	$609,759
FANUC Corp.	9,700	2,126,840
Fast Retailing Co. Ltd.	3,000	2,212,546
Fuji Electric Co. Ltd.	8,300	377,698
FUJIFILM Holdings Corp.	17,800	1,537,025
Fujitsu Ltd.	9,700	1,752,892
GLP J-REIT(d)	231	380,244
GMO Payment Gateway, Inc.	1,800	227,271
Hakuhodo DY Holdings, Inc.	14,000	240,925
Hamamatsu Photonics KK	6,400	395,896
Hankyu Hanshin Holdings, Inc.	11,600	365,093
Harmonic Drive Systems, Inc.	3,500	167,851
Hikari Tsushin, Inc.	1,000	169,019
Hino Motors Ltd.	12,500	116,073
Hirose Electric Co. Ltd.	1,611	267,726
Hisamitsu Pharmaceutical Co., Inc.(d)	2,900	109,684
Hitachi Construction Machinery Co. Ltd.	4,600	129,235
Hitachi Ltd.	48,900	2,892,958
Hitachi Metals Ltd.(a)	12,900	249,117
Honda Motor Co. Ltd.	81,700	2,511,769
Hoshizaki Corp.	2,500	227,385
Hoya Corp.	18,200	2,839,541
Hulic Co. Ltd.	19,700	219,389
Ibiden Co. Ltd.	4,700	258,525
Idemitsu Kosan Co. Ltd.	8,649	227,526
Iida Group Holdings Co. Ltd.(d)	6,800	174,908
Inpex Corp.	45,900	357,393
Isuzu Motors Ltd.	24,900	323,954
Ito En Ltd.	3,700	245,439
ITOCHU Corp.(d)	58,600	1,706,782
Itochu Techno-Solutions Corp.	3,800	123,404
Japan Airlines Co. Ltd.(a)	5,700	135,698
Japan Exchange Group, Inc.	24,400	605,120
Japan Metropolitan Fund Invest	364	349,515
Japan Post Bank Co. Ltd.	18,900	162,114
Japan Post Holdings Co. Ltd.	80,000	672,454
Japan Post Insurance Co. Ltd.	10,400	188,636
Japan Real Estate Investment Corp.	59	353,896
Japan Tobacco, Inc.	63,900	1,252,073
JFE Holdings, Inc.	20,100	301,425
JSR Corp.(d)	12,300	442,135
Kajima Corp.	21,700	278,076
Kakaku.com, Inc.(d)	7,400	238,968
Kansai Electric Power Co., Inc.	30,800	298,457
Kansai Paint Co. Ltd.	7,600	188,531
Kao Corp.	24,600	1,464,034
KDDI Corp.	81,000	2,666,772
Keio Corp.	5,500	294,177
Keisei Electric Railway Co. Ltd.	5,400	178,876
Keyence Corp.	9,780	5,837,398
Kikkoman Corp.	8,100	659,118
Kintetsu Group Holdings Co. Ltd.(a)	8,500	285,848
Kirin Holdings Co. Ltd.	40,400	749,819
Kobayashi Pharmaceutical Co. Ltd.	2,600	206,135
Kobe Bussan Co. Ltd.	5,900	192,776
Koei Tecmo Holdings Co. Ltd.	2,860	135,756
Koito Manufacturing Co. Ltd.	4,500	270,599
Komatsu Ltd.	45,500	1,089,653
Konami Holdings Corp.	5,300	332,200
Kose Corp.	1,700	203,312
Kubota Corp.	49,500	1,053,490
Kurita Water Industries Ltd.	4,000	192,473

10

Schedule of Investments (unaudited) (continued) September 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kyocera Corp.	15,800	$987,679
Kyowa Kirin Co. Ltd.	12,600	454,233
Lasertec Corp.	3,800	865,099
Lawson, Inc.	1,900	93,332
Lion Corp.	11,900	192,474
Lixil Corp.(d)	13,600	394,174
M3, Inc.	22,500	1,603,537
Makita Corp.	12,700	698,280
Marubeni Corp.	86,500	715,633
Mazda Motor Corp.(a)	30,300	262,214
McDonald’s Holdings Co. Japan Ltd.(d)	5,200	245,328
Medipal Holdings Corp.	9,800	184,437
MEIJI Holdings Co. Ltd.(d)	6,200	400,845
Mercari, Inc.(a)	5,200	287,341
MINEBEA MITSUMI, Inc.	19,200	488,982
MISUMI Group, Inc.	15,500	659,510
Mitsubishi Chemical Holdings Corp.	59,500	541,672
Mitsubishi Corp.	63,200	1,984,633
Mitsubishi Electric Corp.	90,000	1,250,783
Mitsubishi Estate Co. Ltd.	58,900	937,853
Mitsubishi Gas Chemical Co., Inc.	9,300	183,392
Mitsubishi HC Capital, Inc.	37,900	198,175
Mitsubishi Heavy Industries Ltd.	14,600	391,193
Mitsubishi UFJ Financial Group, Inc.	611,600	3,615,369
Mitsui & Co. Ltd.	78,500	1,716,558
Mitsui Chemicals, Inc.	7,900	263,931
Mitsui Fudosan Co. Ltd.	44,100	1,047,590
Miura Co. Ltd.	3,700	147,906
Mizuho Financial Group, Inc.	121,740	1,722,275
MonotaRO Co. Ltd.	10,800	242,029
MS&AD Insurance Group Holdings, Inc.	21,300	712,415
Murata Manufacturing Co. Ltd.	28,900	2,556,276
Nabtesco Corp.	5,000	189,049
NEC Corp.	13,600	736,998
Nexon Co. Ltd.	25,600	410,894
NGK Insulators Ltd.(d)	15,500	262,743
NH Foods Ltd.	4,000	151,057
Nidec Corp.	22,500	2,480,400
Nihon M&A Center, Inc.	17,600	516,812
Nintendo Co. Ltd.	5,600	2,676,143
Nippon Building Fund, Inc.	83	539,232
Nippon Express Co. Ltd.	3,800	261,707
Nippon Paint Holdings Co. Ltd.	40,200	437,785
Nippon Sanso Holdings Corp.	9,300	233,068
Nippon Shinyaku Co. Ltd.	1,900	157,934
Nippon Steel Corp.	43,347	779,638
Nippon Telegraph & Telephone Corp.	63,500	1,759,531
Nippon Yusen KK	8,800	659,370
Nissan Chemical Corp.	5,900	345,069
Nissan Motor Co. Ltd.(a)	121,500	607,192
Nisshin Seifun Group, Inc.	9,000	149,136
Nissin Foods Holdings Co. Ltd.	3,500	280,856
Nitori Holdings Co. Ltd.	4,100	807,995
Nitto Denko Corp.	7,300	519,662
Nomura Holdings, Inc.	162,300	800,123
Nomura Real Estate Holdings, Inc.	5,200	135,192
Nomura Real Estate Master Fund, Inc.	177	254,751
Nomura Research Institute Ltd.	19,143	703,634
NSK Ltd.(d)	30,900	209,388
NTT Data Corp.	33,500	647,696
Obayashi Corp.(d)	35,600	293,442
Obic Co. Ltd.	3,400	646,537
Odakyu Electric Railway Co. Ltd.	16,000	370,321

Security	Shares	Value

Japan (continued)
Oji Holdings Corp.	39,000	$196,510
Olympus Corp.	61,100	1,337,356
Omron Corp.	9,100	900,468
Ono Pharmaceutical Co. Ltd.	19,100	435,551
Oracle Corp. Japan	2,000	175,692
Oriental Land Co. Ltd.	10,100	1,633,935
ORIX Corp.	65,800	1,231,218
Orix JREIT, Inc.	142	247,133
Osaka Gas Co. Ltd.	18,700	341,706
Otsuka Corp.	5,800	298,252
Otsuka Holdings Co. Ltd.	21,500	919,398
Pan Pacific International Holdings Corp.	20,000	412,667
Panasonic Corp.	113,700	1,409,357
PeptiDream, Inc.(a)	5,200	169,750
Persol Holdings Co. Ltd.	8,300	206,911
Pigeon Corp.	8,000	185,982
Pola Orbis Holdings, Inc.	5,600	128,899
Rakuten Group, Inc.	38,900	378,915
Recruit Holdings Co. Ltd.	69,100	4,223,794
Renesas Electronics Corp.(a)	67,900	835,669
Resona Holdings, Inc.	130,200	520,802
Ricoh Co. Ltd.(d)	39,800	407,244
Rinnai Corp.	2,100	230,562
Rohm Co. Ltd.	4,200	396,071
Ryohin Keikaku Co. Ltd.(d)	11,000	244,674
Santen Pharmaceutical Co. Ltd.	19,300	271,437
SBI Holdings, Inc.	12,550	307,380
SCSK Corp.	4,800	101,524
Secom Co. Ltd.	10,400	752,211
Seiko Epson Corp.(d)	14,900	300,831
Sekisui Chemical Co. Ltd.	21,100	362,544
Sekisui House Ltd.	29,600	619,852
Seven & i Holdings Co. Ltd.	39,100	1,780,006
SG Holdings Co. Ltd.	17,100	483,776
Sharp Corp.	12,500	157,574
Shimadzu Corp.	11,000	483,078
Shimano, Inc.	3,900	1,139,529
Shimizu Corp.(d)	31,400	235,040
Shin-Etsu Chemical Co. Ltd.	17,700	2,987,208
Shionogi & Co. Ltd.	12,800	875,896
Shiseido Co. Ltd.	21,000	1,411,398
Shizuoka Bank Ltd.(d)	15,700	128,994
SMC Corp.	2,900	1,809,339
Softbank Corp.	143,500	1,946,547
SoftBank Group Corp.	60,700	3,507,566
Sohgo Security Services Co. Ltd.	4,300	193,315
Sompo Holdings, Inc.	15,000	650,775
Sony Group Corp.	64,600	7,171,805
Square Enix Holdings Co. Ltd.	4,200	224,472
Stanley Electric Co. Ltd.	5,700	143,972
Subaru Corp.	31,400	580,263
SUMCO Corp.	15,500	309,234
Sumitomo Chemical Co. Ltd.	79,700	413,663
Sumitomo Corp.	59,300	835,355
Sumitomo Dainippon Pharma Co. Ltd.	6,600	117,969
Sumitomo Electric Industries Ltd.	33,500	445,472
Sumitomo Metal Mining Co. Ltd.	10,900	394,150
Sumitomo Mitsui Financial Group, Inc.	64,900	2,283,141
Sumitomo Mitsui Trust Holdings, Inc.	15,200	523,488
Sumitomo Realty & Development Co. Ltd.	16,400	599,439
Suntory Beverage & Food Ltd.	6,300	261,169
Suzuki Motor Corp.	19,500	871,241
Sysmex Corp.	8,600	1,068,193

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
T&D Holdings, Inc.	24,800	$340,203
Taisei Corp.	8,800	281,968
Taisho Pharmaceutical Holdings Co. Ltd.	3,900	227,326
Takeda Pharmaceutical Co. Ltd.	80,576	2,657,620
TDK Corp.	19,800	714,042
Terumo Corp.	31,600	1,492,100
THK Co. Ltd.	5,800	127,274
TIS, Inc.	9,900	270,212
Tobu Railway Co. Ltd.	12,100	325,802
Toho Co. Ltd.	5,500	259,112
Toho Gas Co. Ltd.(d)	3,600	156,578
Tohoku Electric Power Co., Inc.	30,000	220,535
Tokio Marine Holdings, Inc.	32,100	1,720,720
Tokyo Century Corp.	2,300	129,489
Tokyo Electric Power Co. Holdings, Inc.(a)	85,500	243,443
Tokyo Electron Ltd.	7,400	3,269,161
Tokyo Gas Co. Ltd.	20,100	374,006
Tokyu Corp.	26,400	391,867
Toppan Inc.	11,500	194,986
Toray Industries, Inc.	70,500	447,970
Toshiba Corp.	21,600	909,166
Tosoh Corp.	10,700	193,902
TOTO Ltd.	8,000	380,933
Toyo Suisan Kaisha Ltd.	3,700	163,835
Toyota Industries Corp.	7,800	641,783
Toyota Motor Corp.	534,530	9,523,927
Toyota Tsusho Corp.	10,200	428,332
Trend Micro, Inc.	8,300	462,211
Tsuruha Holdings, Inc.	1,800	221,980
Unicharm Corp.	19,200	850,790
United Urban Investment Corp.	134	181,110
USS Co. Ltd.	12,100	205,970
Welcia Holdings Co. Ltd.	5,000	180,213
West Japan Railway Co.	11,700	588,125
Yakult Honsha Co. Ltd.(d)	5,200	263,229
Yamada Holdings Co. Ltd.	38,700	162,524
Yamaha Corp.	6,900	434,024
Yamaha Motor Co. Ltd.	11,600	322,942
Yamato Holdings Co. Ltd.	13,900	351,814
Yaskawa Electric Corp.	13,000	624,241
Yokogawa Electric Corp.	9,900	172,671
Z Holdings Corp.	129,800	830,727
ZOZO, Inc.	5,100	191,071

		204,527,003

Jordan — 0.0%
Hikma Pharmaceuticals PLC	8,767	288,399

Kuwait — 0.2%
Agility Public Warehousing Co. KSC	58,377	190,150
Boubyan Bank KSCP(a)	58,039	147,816
Kuwait Finance House KSCP	258,842	705,582
Mabanee Co. KPSC	56,147	143,149
Mobile Telecommunications Co. KSC	76,008	150,707
National Bank of Kuwait SAKP	334,425	1,056,896

		2,394,300

Luxembourg — 0.2%
ArcelorMittal SA	37,109	1,136,003
Aroundtown SA	52,261	360,021
Eurofins Scientific SE	7,109	912,735

Security	Shares	Value

Luxembourg (continued)
Reinet Investments SCA	5,889	$110,719
Tenaris SA	28,432	299,079

		2,818,557

Macau(a) — 0.0%
Sands China Ltd.	130,800	267,682
Wynn Macau Ltd.	73,600	61,934

		329,616

Malaysia — 0.4%
AMMB Holdings BHD(a)	68,900	52,335
Axiata Group BHD	165,600	154,014
CIMB Group Holdings Bhd(d)	361,800	411,434
Dialog Group BHD	142,134	80,941
DiGi.Com BHD	144,300	152,802
Fraser & Neave Holdings Bhd	12,300	78,380
Genting Bhd	119,100	143,381
Genting Malaysia Bhd	106,100	75,797
HAP Seng Consolidated Bhd	64,000	120,937
Hartalega Holdings Bhd(d)	88,200	129,566
Hong Leong Bank Bhd	31,140	140,582
Hong Leong Financial Group Bhd	7,000	30,598
IHH Healthcare Bhd	133,900	214,291
IOI Corp. Bhd	102,200	92,032
Kossan Rubber Industries(d)	64,800	35,755
Kuala Lumpur Kepong BHD	17,500	84,104
Malayan Banking Bhd	203,800	391,876
Malaysia Airports Holdings Bhd(a)	100,300	164,950
Maxis Bhd	144,000	161,318
MISC BHD	83,600	137,374
Nestle Malaysia Bhd	2,400	76,132
Petronas Chemicals Group BHD	122,200	253,945
Petronas Dagangan BHD	22,000	100,204
Petronas Gas BHD	34,000	136,601
PPB Group BHD	15,120	66,309
Press Metal Aluminium Holdings BHD	155,600	213,339
Public Bank Bhd	793,400	771,322
QL Resources BHD(d)	80,400	103,321
RHB Bank Bhd	82,424	107,174
Sime Darby Bhd	159,000	86,213
Sime Darby Plantation BHD	79,200	67,726
Supermax Corp. Bhd(d)	74,418	42,484
Telekom Malaysia Bhd	55,900	76,060
Tenaga Nasional Bhd	95,300	219,925
Top Glove Corp. Bhd(d)	358,100	246,346
Westports Holdings BHD	70,000	75,242

		5,494,810

Mexico — 0.6%
America Movil SAB de CV, Series L	1,711,759	1,514,266
Arca Continental SAB de CV	33,779	205,998
Becle SAB de CV	5,783	12,557
Cemex SAB de CV(a)	837,106	603,857
Coca-Cola Femsa SAB de CV	24,300	136,936
Fibra Uno Administracion SA de CV	143,017	162,130
Fomento Economico Mexicano SAB de CV	103,621	899,740
Gruma SAB de CV, Class B	9,959	114,009
Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,800	183,700
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,700	199,973
Grupo Bimbo SAB de CV, Series A	112,360	315,935
Grupo Carso SAB de CV, Series A1	11,376	38,970

12

Schedule of Investments (unaudited) (continued) September 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Grupo Financiero Banorte SAB de CV, Class O	137,696	$884,352
Grupo Financiero Inbursa SAB de CV, Class O(a)	99,700	93,414
Grupo Mexico SAB de CV, Series B	139,907	558,435
Grupo Televisa SAB, Series CPO	109,894	242,345
Industrias Penoles SAB de CV(a)	7,755	91,408
Kimberly-Clark de Mexico SAB de CV, Class A	78,500	129,265
Megacable Holdings SAB de CV, CPO	21,129	64,590
Orbia Advance Corp. SAB de CV	36,623	93,875
Promotora y Operadora de Infraestructura SAB de CV	14,276	98,956
Telesites SAB de CV(a)	105,313	91,326
Wal-Mart de Mexico SAB de CV	270,979	920,658

		7,656,695

Netherlands — 3.9%
ABN AMRO Bank NV(a)(c)	19,393	279,790
Adyen NV(a)(c)	989	2,764,613
Aegon NV	97,498	503,270
Akzo Nobel NV	9,256	1,011,353
Argenx SE(a)(d)	2,191	662,083
ASM International NV	2,562	1,003,326
ASML Holding NV	21,064	15,736,033
EXOR NV	5,070	425,460
Heineken Holding NV	5,886	512,529
Heineken NV	13,361	1,394,552
ING Groep NV	194,963	2,834,470
JDE Peet’s NV	6,440	192,462
Just Eat Takeaway.com NV(a)(c)	8,799	642,890
Koninklijke Ahold Delhaize NV	51,074	1,700,669
Koninklijke DSM NV	8,740	1,747,789
Koninklijke KPN NV	155,619	489,695
Koninklijke Philips NV	46,524	2,066,917
Koninklijke Vopak NV	3,674	144,765
NN Group NV	13,812	723,503
Prosus NV	46,889	3,753,042
QIAGEN NV(a)	12,758	661,917
Randstad NV(d)	6,023	405,511
Royal Dutch Shell PLC, A Shares	207,902	4,623,569
Royal Dutch Shell PLC, B Shares	186,593	4,134,268
Stellantis NV	105,564	2,009,001
Universal Music Group NV(a)	37,479	1,003,510
Wolters Kluwer NV	14,024	1,486,495

		52,913,482

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)	39,014	172,752
Auckland International Airport Ltd.(a)	55,568	298,698
Fisher & Paykel Healthcare Corp. Ltd.	27,280	600,042
Mercury NZ Ltd.	24,362	108,957
Meridian Energy Ltd.	71,629	242,233
Ryman Healthcare Ltd.	26,921	280,129
Spark New Zealand Ltd.	83,974	276,264
Xero Ltd.(a)	6,195	607,906

		2,586,981

Norway — 0.4%
Adevinta ASA(a)	11,701	200,513
DNB Bank ASA	48,153	1,094,743
Equinor ASA	49,134	1,249,518
Gjensidige Forsikring ASA	10,495	232,445
Mowi ASA	20,651	524,676
Norsk Hydro ASA	62,662	467,709
Orkla ASA	34,581	317,391

Security	Shares	Value

Norway (continued)
Schibsted ASA, Class A	4,584	$217,592
Schibsted ASA, B Shares	4,171	177,399
Telenor ASA	38,063	640,676
Yara International ASA	9,865	488,675

		5,611,337

Pakistan — 0.0%
Habib Bank Ltd.	9,458	6,075
MCB Bank Ltd.	84,068	74,409

		80,484

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR(a)	9,607	64,943
Credicorp Ltd.	3,359	372,648
Southern Copper Corp.(d)	5,199	291,872

		729,463

Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	70,570	67,236
Ayala Corp.	13,480	215,902
Ayala Land, Inc.	317,200	208,316
Bank of the Philippine Islands	94,032	150,145
BDO Unibank, Inc.	93,622	202,772
Globe Telecom, Inc.	905	52,941
GT Capital Holdings, Inc.	3,701	36,865
International Container Terminal Services, Inc.	41,800	159,792
JG Summit Holdings, Inc.	164,265	209,316
Jollibee Foods Corp.	45,180	181,570
Manila Electric Co.	11,960	69,672
Metro Pacific Investments Corp.	584,000	41,638
Metropolitan Bank & Trust Co.	96,987	82,933
PLDT, Inc.	6,295	207,324
SM Investments Corp.	9,052	175,681
SM Prime Holdings, Inc.	486,150	310,884
Universal Robina Corp.	34,300	91,382

		2,464,369

Poland — 0.2%
Allegro.eu SA(a)(c)	20,056	291,719
Bank Polska Kasa Opieki SA	7,628	197,184
CD Projekt SA	3,685	177,677
Cyfrowy Polsat SA	8,953	80,093
Dino Polska SA(a)(c)	3,219	268,867
InPost SA(a)	8,911	147,864
KGHM Polska Miedz SA	7,250	285,587
LPP SA	55	204,664
Orange Polska SA(a)	32,359	65,332
PGE Polska Grupa Energetyczna SA(a)	38,915	86,971
Polski Koncern Naftowy ORLEN SA	18,696	385,188
Polskie Gornictwo Naftowe i Gazownictwo SA	93,796	152,441
Powszechna Kasa Oszczednosci Bank Polski SA(a)	38,504	407,662
Powszechny Zaklad Ubezpieczen SA	26,379	241,317
Santander Bank Polska SA(a)	1,611	121,597

		3,114,163

Portugal — 0.1%
EDP - Energias de Portugal SA	132,565	696,380
Galp Energia SGPS SA	25,061	284,642
Jeronimo Martins SGPS SA	11,200	223,274

		1,204,296

Qatar — 0.2%
Barwa Real Estate Co.	109,970	94,231
Commercial Bank PSQC	100,850	169,135
Industries Qatar QSC	97,136	409,320

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Masraf Al Rayan QSC	154,440	$188,667
Mesaieed Petrochemical Holding Co.	245,102	150,222
Ooredoo QPSC	63,062	126,229
Qatar Electricity & Water Co. QSC	34,989	161,563
Qatar Fuel QSC	23,217	113,601
Qatar Gas Transport Co. Ltd.	132,108	111,482
Qatar International Islamic Bank QSC	39,371	104,397
Qatar Islamic Bank SAQ	52,150	259,580
Qatar National Bank QPSC	199,735	1,043,223

		2,931,650

Romania — 0.0%
NEPI Rockcastle PLC	22,422	155,657

Russia — 1.1%
Alrosa AO(a)	178,743	325,733
Gazprom PJSC	616,833	3,071,352
Inter RAO UES PJSC(a)	2,890,341	184,142
LUKOIL PJSC	21,213	2,007,284
Magnit PJSC, GDR, Registered Shares	14,877	250,838
Mail.Ru Group Ltd., GDR, Registered Shares(a)	5,177	105,681
MMC Norilsk Nickel PJSC	3,130	933,579
Mobile TeleSystems PJSC, ADR	25,223	243,150
Moscow Exchange MICEX-RTS PJSC(a)	63,850	152,065
Novatek PJSC, GDR, Registered Shares	4,405	1,153,338
Novolipetsk Steel PJSC(a)	102,054	303,226
Ozon Holdings PLC, ADR(a)	2,417	119,526
PhosAgro PJSC, GDR, Registered Shares	7,652	170,487
Polymetal International PLC	13,797	234,173
Polyus PJSC(a)	1,453	238,172
Rosneft Oil Co. PJSC	51,647	434,600
Sberbank of Russia PJSC	534,519	2,497,132
Severstal PAO	10,830	225,299
Surgutneftegas PJSC	413,786	208,402
Tatneft PJSC	79,440	573,659
TCS Group Holding PLC, Registered Shares	5,539	504,809
VTB Bank PJSC(a)	186,510,000	132,231
X5 Retail Group NV, GDR, Registered Shares	4,717	152,620
Yandex NV, Class A(a)	15,532	1,235,469

		15,456,967

Saudi Arabia — 1.0%
Advanced Petrochemical Co.	6,265	124,853
Al Rajhi Bank	61,598	2,006,904
Alinma Bank	51,081	326,022
Almarai Co. JSC	14,060	217,132
Arab National Bank	31,320	191,496
Bank AlBilad(a)	11,600	126,051
Bank Al-Jazira	25,089	122,721
Banque Saudi Fransi	38,664	429,863
Bupa Arabia for Cooperative Insurance Co.	3,161	125,742
Co. for Cooperative Insurance	5,107	117,780
Dar Al Arkan Real Estate Development Co.(a)	26,789	73,287
Dr Sulaiman Al Habib Medical Services Group Co.	3,988	184,765
Emaar Economic City(a)	43,654	154,797
Etihad Etisalat Co.	14,520	120,784
Jarir Marketing Co.	2,022	112,838
Mobile Telecommunications Co. Saudi Arabia(a)	32,501	121,314
Mouwasat Medical Services Co.	2,638	126,871
National Industrialization Co.(a)	29,825	185,222
Rabigh Refining & Petrochemical Co.(a)	3,074	22,810
Riyad Bank	75,342	542,361
SABIC Agri-Nutrients Co.	8,326	382,659

Security	Shares	Value

Saudi Arabia (continued)
Sahara International Petrochemical Co.	14,239	$165,444
Saudi Arabian Mining Co.(a)	20,212	449,723
Saudi Arabian Oil Co.(c)	96,348	923,983
Saudi Basic Industries Corp.	42,762	1,445,057
Saudi British Bank	49,635	438,692
Saudi Cement Co.	5,760	96,443
Saudi Electricity Co.	40,008	285,925
Saudi Industrial Investment Group	15,022	162,564
Saudi Kayan Petrochemical Co.(a)	43,107	234,486
Saudi National Bank	113,203	1,853,165
Saudi Telecom Co.	28,508	965,291
Savola Group	12,960	129,576
Yanbu National Petrochemical Co.	12,736	240,756

		13,207,377

Singapore — 0.7%
Ascendas Real Estate Investment Trust	164,051	361,597
BOC Aviation Ltd.(c)(d)	12,300	102,631
CapitaLand Integrated Commercial Trust	242,723	361,429
Capitaland Investment Ltd.(a)	122,500	306,746
City Developments Ltd.	17,400	88,063
DBS Group Holdings Ltd.	85,884	1,903,070
Genting Singapore Ltd.(d)	233,100	122,902
Keppel Corp. Ltd.	81,000	309,317
Mapletree Commercial Trust	114,900	174,128
Mapletree Logistics Trust(d)	192,912	288,390
Oversea-Chinese Banking Corp. Ltd.(d)	168,449	1,418,464
Sea Ltd., ADR(a)(d)	3,612	1,151,253
Singapore Airlines Ltd.(a)(d)	71,999	265,143
Singapore Exchange Ltd.	42,100	308,208
Singapore Technologies Engineering Ltd.	65,500	182,840
Singapore Telecommunications Ltd.	435,300	783,656
United Overseas Bank Ltd.	55,500	1,049,926
UOL Group Ltd.	22,000	110,628
Venture Corp. Ltd.	11,200	147,209

		9,435,600

South Africa — 0.9%
Absa Group Ltd.	39,136	396,025
African Rainbow Minerals Ltd.(d)	7,134	91,058
Anglo American Platinum Ltd.	2,774	240,288
AngloGold Ashanti Ltd.	19,921	319,151
Aspen Pharmacare Holdings Ltd.	18,439	331,746
Bid Corp. Ltd.(a)	14,178	303,741
Bidvest Group Ltd.	15,555	202,459
Capitec Bank Holdings Ltd.	4,667	563,775
Clicks Group Ltd.	17,239	317,906
Discovery Ltd.(a)	20,716	189,287
Exxaro Resources Ltd.(d)	14,243	152,307
FirstRand Ltd.	244,686	1,048,207
Gold Fields Ltd.	43,191	354,038
Growthpoint Properties Ltd.	122,689	116,507
Harmony Gold Mining Co. Ltd.	22,182	69,031
Impala Platinum Holdings Ltd.(d)	38,734	436,526
Kumba Iron Ore Ltd.	2,943	96,692
Mr Price Group Ltd.	10,819	144,567
MTN Group Ltd.(a)	87,240	819,415
MultiChoice Group	18,030	136,697
Naspers Ltd., N Shares	11,529	1,905,510
Nedbank Group Ltd.	15,258	177,376
Northam Platinum Holdings Ltd.(a)	18,042	214,845
Old Mutual Ltd.	220,791	242,949
Rand Merchant Investment Holdings Ltd.	48,390	120,824

14

Schedule of Investments (unaudited) (continued) September 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Remgro Ltd.	22,131	$199,651
Sanlam Ltd.	86,962	369,128
Sasol Ltd.(a)	25,612	485,453
Shoprite Holdings Ltd.(d)	21,534	255,612
Sibanye Stillwater Ltd.	137,560	417,796
Spar Group Ltd.	12,100	157,827
Standard Bank Group Ltd.	59,536	563,772
Tiger Brands Ltd.	7,701	95,769
Vodacom Group Ltd.	34,946	334,266
Woolworths Holdings Ltd.(d)	55,517	216,338

		12,086,539

South Korea — 3.4%
Alteogen, Inc.(a)	1,407	85,344
Amorepacific Corp.	1,902	284,500
Amorepacific Group	1,240	50,936
BGF retail Co. Ltd.	426	60,856
Celltrion Healthcare Co. Ltd.(a)	4,503	411,886
Celltrion Pharm, Inc.(a)	724	88,635
Celltrion, Inc.(a)	5,018	1,090,006
Cheil Worldwide, Inc.	4,081	77,946
CJ CheilJedang Corp.	487	167,563
CJ Corp.	848	70,091
CJ ENM Co. Ltd.	390	49,419
CJ Logistics Corp.(a)	414	53,257
Coway Co. Ltd.	2,504	156,291
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	3,397	76,062
DB Insurance Co. Ltd.	1,949	104,279
Doosan Bobcat, Inc.(a)	2,907	96,922
Doosan Heavy Industries & Construction Co. Ltd.(a)	15,959	274,670
Douzone Bizon Co. Ltd.	1,032	82,904
Ecopro BM Co. Ltd.	621	241,110
E-MART, Inc.	661	90,996
Fila Holdings Corp.	2,176	77,587
Green Cross Corp.	457	126,773
GS Engineering & Construction Corp.	4,354	155,095
GS Holdings Corp.	2,934	109,528
Hana Financial Group, Inc.	13,571	527,529
Hankook Tire & Technology Co. Ltd.	4,552	164,961
Hanmi Pharm Co. Ltd.	238	54,961
Hanon Systems	6,705	87,818
Hanwha Solutions Corp.(a)	7,333	273,419
HLB, Inc.(a)	5,478	259,844
HMM Co. Ltd.(a)	13,009	366,934
Hotel Shilla Co. Ltd.	1,174	85,115
HYBE Co. Ltd.(a)	588	146,729
Hyundai Engineering & Construction Co. Ltd.	3,298	141,108
Hyundai Glovis Co. Ltd.	1,004	139,053
Hyundai Heavy Industries Holdings Co. Ltd.	2,110	114,258
Hyundai Mobis Co. Ltd.	3,557	750,591
Hyundai Motor Co.	7,239	1,205,043
Hyundai Steel Co.	3,455	135,671
Industrial Bank of Korea	10,461	92,170
Kakao Corp.	16,035	1,577,012
KakaoBank Corp.(a)	2,129	122,993
Kangwon Land, Inc.(a)	4,062	97,597
KB Financial Group, Inc.	19,522	907,919
Kia Corp.	13,238	894,049
Korea Aerospace Industries Ltd.	2,844	78,365
Korea Electric Power Corp.	10,419	206,242
Korea Investment Holdings Co. Ltd.	1,456	104,631

Security	Shares	Value

South Korea (continued)
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	1,655	$140,648
Korea Zinc Co. Ltd.	398	167,909
Korean Air Lines Co. Ltd.(a)	8,579	241,566
KT&G Corp.	6,333	433,263
Kumho Petrochemical Co. Ltd.	1,183	185,824
LG Chem Ltd.	2,303	1,493,657
LG Corp.	5,189	403,963
LG Display Co. Ltd.(a)	10,040	158,428
LG Electronics, Inc.	4,933	524,388
LG Household & Health Care Ltd.	441	497,193
LG Innotek Co. Ltd.	809	140,321
LG Uplus Corp.	6,969	87,605
Lotte Chemical Corp.	865	174,102
Lotte Shopping Co. Ltd.	260	22,239
Meritz Securities Co. Ltd.	25,240	104,602
Mirae Asset Securities Co. Ltd.	9,107	65,677
NAVER Corp.	6,398	2,075,940
NCSoft Corp.	791	400,684
Netmarble Corp.(c)	1,410	139,178
NH Investment & Securities Co. Ltd.	5,312	57,200
Orion Corp./Republic of Korea	907	89,374
Pan Ocean Co. Ltd.	3,834	24,068
Pearl Abyss Corp.(a)	530	35,786
POSCO	3,587	987,711
POSCO Chemical Co. Ltd.	1,148	168,925
S-1 Corp.	442	31,209
Samsung Biologics Co. Ltd.(a)(c)	944	692,700
Samsung C&T Corp.	4,015	413,784
Samsung Electro-Mechanics Co. Ltd.	3,088	456,952
Samsung Electronics Co. Ltd.	239,885	14,871,575
Samsung Engineering Co. Ltd.(a)	6,952	147,958
Samsung Fire & Marine Insurance Co. Ltd.	1,332	263,198
Samsung Heavy Industries Co. Ltd.(a)	24,292	126,470
Samsung Life Insurance Co. Ltd.	3,145	192,937
Samsung SDI Co. Ltd.	2,838	1,693,491
Samsung SDS Co. Ltd.	2,432	326,308
Samsung Securities Co. Ltd.	2,723	108,773
Seegene, Inc.	1,744	88,437
Shin Poong Pharmaceutical Co. Ltd.	1,384	65,919
Shinhan Financial Group Co. Ltd.	22,744	768,283
Shinsegae, Inc.	335	73,798
SK Biopharmaceuticals Co. Ltd.(a)	734	62,667
SK Bioscience Co. Ltd.(a)	894	204,246
SK Chemicals Co. Ltd.	393	93,185
SK Holdings Co. Ltd.	1,400	312,812
SK Hynix, Inc.	27,830	2,382,424
SK IE Technology Co. Ltd.(a)(c)	745	141,256
SK Innovation Co. Ltd.(a)	2,876	633,181
SK Telecom Co. Ltd.(a)	659	178,995
SKC Co. Ltd.	1,153	161,233
S-Oil Corp.	2,657	244,034
Woori Financial Group, Inc.	25,605	249,909
Yuhan Corp.	1,942	100,269

		46,522,922

Spain — 1.5%
ACS Actividades de Construccion y Servicios SA	13,008	352,369
Aena SME SA(a)(c)	3,809	658,735
Amadeus IT Group SA(a)	22,387	1,472,433
Banco Bilbao Vizcaya Argentaria SA	339,942	2,243,823
Banco Santander SA	857,572	3,106,437

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
CaixaBank SA	237,510	$736,524
Cellnex Telecom SA(c)	25,790	1,592,276
EDP Renovaveis SA	14,549	360,988
Enagas SA	8,450	187,794
Endesa SA	16,421	331,170
Ferrovial SA	23,791	694,427
Grifols SA	14,947	364,976
Iberdrola SA	293,901	2,956,770
Industria de Diseno Textil SA	53,985	1,986,418
Naturgy Energy Group SA(d)	14,485	364,601
Red Electrica Corp. SA	20,753	416,352
Repsol SA	79,040	1,031,752
Siemens Gamesa Renewable Energy SA(a)	13,983	355,406
Telefonica SA	261,252	1,225,945

		20,439,196

Sweden — 2.1%
Alfa Laval AB	15,879	592,263
Assa Abloy AB, Class B	53,336	1,547,096
Atlas Copco AB, A Shares	34,014	2,053,957
Atlas Copco AB, B Shares	19,103	970,941
Boliden AB	15,302	489,977
Electrolux AB, Series B(d)	12,552	289,998
Embracer Group AB(a)	27,798	267,679
Epiroc AB, Class A	32,873	683,415
Epiroc AB, Class B	21,727	384,824
EQT AB	14,363	596,405
Essity AB, Class B	30,493	945,709
Evolution AB(c)	8,694	1,316,613
Fastighets AB Balder, B Shares(a)	4,951	297,538
H & M Hennes & Mauritz AB, B Shares(a)	36,265	734,062
Hexagon AB, B Shares	101,318	1,567,186
Husqvarna AB, B Shares	19,743	235,851
ICA Gruppen AB	4,845	222,286
Industrivarden AB, A Shares	3,660	116,925
Industrivarden AB, C Shares	8,883	274,446
Investment AB Latour, B Shares	6,110	189,072
Investor AB, B Shares	96,208	2,068,892
Kinnevik AB, Class B(a)	12,635	444,174
L E Lundbergforetagen AB, B Shares	3,263	179,067
Lundin Energy AB	9,142	339,362
Nibe Industrier AB, B Shares	70,396	884,650
Sandvik AB	55,974	1,278,799
Securitas AB, B Shares	13,331	210,998
Sinch AB(a)(c)	23,930	464,050
Skandinaviska Enskilda Banken AB, Class A	83,395	1,175,313
Skanska AB, B Shares	16,387	411,110
SKF AB, B Shares	18,679	440,473
Svenska Cellulosa AB SCA, Class B	32,013	496,140
Svenska Handelsbanken AB, A Shares	74,610	835,587
Swedbank AB, A Shares	48,446	976,898
Swedish Match AB	86,180	754,656
Tele2 AB, B Shares	26,650	394,599
Telefonaktiebolaget LM Ericsson, B Shares	147,753	1,667,677
Telia Co. AB	123,067	506,264
Volvo AB, A Shares	10,115	228,546
Volvo AB, B Shares	72,981	1,629,409

		29,162,907

Switzerland — 6.1%
ABB Ltd., Registered Shares	87,365	2,922,518
Adecco Group AG, Registered Shares	7,309	366,223
Alcon, Inc.	24,882	2,014,713

Security	Shares	Value

Switzerland (continued)
Baloise Holding AG, Registered Shares	2,595	$393,635
Banque Cantonale Vaudoise, Registered Shares	1,511	114,886
Barry Callebaut AG, Registered Shares	214	485,365
Chocoladefabriken Lindt & Spruengli AG	49	547,862
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	5	589,624
Cie Financiere Richemont SA, Class A, Registered Shares	26,565	2,754,314
Clariant AG, Registered Shares	8,166	153,278
Coca-Cola HBC AG	8,866	285,700
Credit Suisse Group AG, Registered Shares	123,050	1,215,274
EMS-Chemie Holding AG, Registered Shares	333	314,626
Geberit AG, Registered Shares	1,729	1,269,435
Givaudan SA, Registered Shares	472	2,151,890
Holcim Ltd., Registered Shares	24,351	1,173,352
Julius Baer Group Ltd.	11,737	779,803
Kuehne + Nagel International AG, Registered Shares	2,624	895,836
Logitech International SA, Registered Shares	8,815	784,245
Lonza Group AG, Registered Shares	3,801	2,851,166
Nestle SA, Registered Shares	144,548	17,416,591
Novartis AG, Registered Shares	111,720	9,160,946
Partners Group Holding AG	1,146	1,788,491
Roche Holding AG	36,817	13,524,136
Schindler Holding AG	2,203	591,438
Schindler Holding AG, Registered Shares	1,003	258,399
SGS SA, Registered Shares	315	916,914
Sika AG, Registered Shares	7,253	2,293,202
Sonova Holding AG, Registered Shares	2,860	1,080,817
STMicroelectronics NV	34,711	1,515,541
Straumann Holding AG, Registered Shares	478	857,274
Swatch Group AG	1,397	364,452
Swatch Group AG, Registered Shares	3,546	182,457
Swiss Life Holding AG, Registered Shares	1,650	831,382
Swiss Prime Site AG, Registered Shares	4,483	437,904
Swiss Re AG	15,887	1,355,958
Swisscom AG, Registered Shares	1,435	825,815
Temenos AG, Registered Shares	3,470	470,832
UBS Group AG, Registered Shares	190,624	3,042,666
Vifor Pharma AG	2,227	288,657
Zurich Insurance Group AG	7,809	3,193,258

		82,460,875

Taiwan — 4.2%
Accton Technology Corp.	27,000	254,463
Acer, Inc.	179,504	158,173
Advantech Co. Ltd.	15,157	197,527
ASE Technology Holding Co. Ltd.	147,343	570,042
Asia Cement Corp.	94,233	153,340
ASMedia Technology, Inc.	2,000	118,135
Asustek Computer, Inc.	38,220	443,895
AU Optronics Corp.	414,000	259,549
Catcher Technology Co. Ltd.	45,000	268,997
Cathay Financial Holding Co. Ltd.	433,488	893,758
Chailease Holding Co. Ltd.	74,716	656,163
Chang Hwa Commercial Bank Ltd.	246,513	145,149
Cheng Shin Rubber Industry Co. Ltd.	66,436	84,283
China Development Financial Holding Corp.	577,765	292,191
China Life Insurance Co. Ltd.	139,936	145,023
China Steel Corp.	635,638	822,531
Chunghwa Telecom Co. Ltd.	187,000	740,804
Compal Electronics, Inc.	192,000	161,865
CTBC Financial Holding Co. Ltd.	860,601	704,307

16

Schedule of Investments (unaudited) (continued) September 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Delta Electronics, Inc.	101,000	$904,977
E.Sun Financial Holding Co. Ltd.	633,918	596,526
Eclat Textile Co. Ltd.	7,303	158,285
Evergreen Marine Corp. Taiwan Ltd.	115,139	511,511
Far Eastern New Century Corp.	80,607	85,836
Far EasTone Telecommunications Co. Ltd.	46,000	101,444
Feng TAY Enterprise Co. Ltd.	21,318	163,839
First Financial Holding Co. Ltd.	497,742	402,065
Formosa Chemicals & Fibre Corp.	161,360	482,742
Formosa Petrochemical Corp.	50,000	177,058
Formosa Plastics Corp.	186,040	752,152
Foxconn Technology Co. Ltd.	43,007	107,554
Fubon Financial Holding Co. Ltd.	379,447	1,036,965
Giant Manufacturing Co. Ltd.	21,000	238,098
Globalwafers Co. Ltd.	12,000	338,520
Hiwin Technologies Corp.	13,545	149,522
Hon Hai Precision Industry Co. Ltd.	629,800	2,350,799
Hotai Motor Co. Ltd.	13,000	271,153
Hua Nan Financial Holdings Co. Ltd.	466,213	340,354
Innolux Corp.	428,494	257,917
Inventec Corp.	92,470	85,198
Largan Precision Co. Ltd.	5,000	389,550
Lite-On Technology Corp.	99,816	222,463
MediaTek, Inc.	74,255	2,390,081
Mega Financial Holding Co. Ltd.	499,110	572,733
Micro-Star International Co. Ltd.	37,000	170,650
momo.com Inc.	2,000	115,913
Nan Ya Plastics Corp.	270,790	885,174
Nan Ya Printed Circuit Board Corp.	12,000	184,721
Nanya Technology Corp.	50,000	116,755
Nien Made Enterprise Co. Ltd.	9,000	127,306
Novatek Microelectronics Corp.	31,000	450,394
Pegatron Corp.	110,000	263,440
Phison Electronics Corp.	12,000	160,512
Pou Chen Corp.	92,000	110,846
Powertech Technology, Inc.	31,100	115,710
President Chain Store Corp.	26,000	260,913
Quanta Computer, Inc.	138,000	381,890
Realtek Semiconductor Corp.	23,240	409,440
Ruentex Development Co. Ltd.	72,206	147,953
Shanghai Commercial & Savings Bank Ltd.	166,512	264,592
Shin Kong Financial Holding Co. Ltd.	671,499	223,126
SinoPac Financial Holdings Co. Ltd.	547,741	272,135
Synnex Technology International Corp.	58,500	108,942
Taishin Financial Holding Co. Ltd.	676,635	438,031
Taiwan Cement Corp.	256,055	466,341
Taiwan Cooperative Financial Holding Co. Ltd.	469,676	371,377
Taiwan High Speed Rail Corp.	140,000	148,521
Taiwan Mobile Co. Ltd.	64,800	229,825
Taiwan Semiconductor Manufacturing Co. Ltd.	1,241,000	25,666,465
Unimicron Technology Corp.	58,000	271,391
Uni-President Enterprises Corp.	245,950	600,891
United Microelectronics Corp.	605,000	1,371,383
Vanguard International Semiconductor Corp.	38,000	203,966
Walsin Technology Corp.	13,000	70,446
Wan Hai Lines Ltd.	34,100	246,485
Win Semiconductors Corp.	16,000	175,932
Winbond Electronics Corp.	163,000	152,841
Wistron Corp.	133,161	130,902
Wiwynn Corp.	6,000	185,795
WPG Holdings Ltd.	78,448	135,896
Yageo Corp.	19,783	310,074

Security	Shares	Value

Taiwan (continued)
Yang Ming Marine Transport Corp.(a)	78,000	$328,550
Yuanta Financial Holding Co. Ltd.	449,550	396,635
Zhen Ding Technology Holding Ltd.	37,710	132,587

		56,962,283

Thailand — 0.5%
Advanced Info Service PCL, NVDR	61,700	355,989
Airports of Thailand PCL, NVDR(d)	219,900	394,077
Asset World Corp. PCL, NVDR(a)	606,100	82,785
B Grimm Power PCL, NVDR	88,000	106,176
Bangkok Commercial Asset Management PCL, NVDR	123,200	66,607
Bangkok Dusit Medical Services PCL, NVDR	563,700	378,102
Bangkok Expressway & Metro PCL(d)	553,100	142,692
BTS Group Holdings PCL, NVDR	513,400	142,283
Bumrungrad Hospital PCL, NVDR	22,400	93,010
Central Pattana PCL, NVDR	102,400	159,586
Central Retail Corp. PCL, NVDR	103,400	101,667
Charoen Pokphand Foods PCL, NVDR	204,000	154,843
CP ALL PCL, NVDR	291,000	543,959
Delta Electronics Thailand PCL, NVDR	14,000	193,216
Electricity Generating PCL, NVDR	23,800	121,822
Energy Absolute PCL, NVDR	98,300	176,911
Global Power Synergy PCL, NVDR	42,200	93,669
Gulf Energy Development PCL, NVDR	120,400	146,960
Home Product Center PCL, NVDR	339,932	135,785
Indorama Ventures PCL, NVDR	97,000	126,346
Intouch Holdings PCL, NVDR	34,500	81,926
Krung Thai Bank PCL, NVDR	285,275	92,060
Krungthai Card PCL, NVDR	24,000	38,618
Land & Houses PCL, NVDR	601,300	140,532
Minor International PCL, NVDR(a)	146,680	135,926
Muangthai Capital PCL, NVDR	57,700	98,549
Osotspa PCL, NVDR	81,600	81,634
PTT Exploration & Production PCL, NVDR	76,522	263,613
PTT Global Chemical PCL, NVDR	115,068	213,267
PTT Oil & Retail Business PCL, NVDR	127,800	103,271
PTT PCL, NVDR	530,000	606,215
Siam Cement PCL, NVDR	32,500	384,681
Siam Commercial Bank PCL, NVDR	41,800	149,654
Sri Trang Gloves Thailand PCL, NVDR(d)	105,700	97,624
Srisawad Corp. PCL, NVDR	53,800	99,433
Thai Oil PCL, NVDR	51,600	78,920
Thai Union Group PCL, NVDR	16,900	10,839
True Corp. PCL, NVDR	783,140	87,543

		6,480,790

Turkey — 0.0%
Akbank TAS	148,211	88,830
BIM Birlesik Magazalar A/S	17,408	125,084
Eregli Demir ve Celik Fabrikalari TAS, Registered Shares	51,754	95,304
Ford Otomotiv Sanayi A/S	2,700	50,733
KOC Holding A/S	17,992	45,764
Turkcell Iletisim Hizmetleri A/S	33,444	57,384
Turkiye Garanti Bankasi A/S	101,489	105,206
Turkiye Is Bankasi A/S, Class C	88,347	51,327
Turkiye Petrol Rafinerileri A/S(a)	5,076	66,007

		685,639

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	124,127	253,110
Abu Dhabi Islamic Bank PJSC	34,506	54,244
Abu Dhabi National Oil Co. for Distribution PJSC	126,679	143,469

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

United Arab Emirates (continued)
Aldar Properties PJSC	176,567	$195,165
Dubai Islamic Bank PJSC	48,113	64,606
Emaar Properties PJSC	172,958	191,165
Emirates NBD Bank PJSC	124,476	481,211
Emirates Telecommunications Group Co. PJSC	97,764	639,073
First Abu Dhabi Bank PJSC	229,078	1,108,859

		3,130,902

United Kingdom — 7.8%
3i Group PLC	52,059	894,203
Abrdn PLC	126,751	433,483
Admiral Group PLC	8,509	355,536
Anglo American PLC	64,084	2,246,057
Ashtead Group PLC	23,604	1,784,305
Associated British Foods PLC	15,914	396,142
AstraZeneca PLC	78,674	9,481,612
Auto Trader Group PLC(c)	41,090	324,044
AVEVA Group PLC	6,894	333,195
Aviva PLC	198,882	1,054,050
BAE Systems PLC	158,667	1,201,753
Barclays PLC	851,378	2,163,332
Barratt Developments PLC	47,948	423,850
Berkeley Group Holdings PLC	5,722	334,140
BP PLC	1,038,997	4,732,478
British American Tobacco PLC	108,792	3,802,772
British Land Co. PLC	47,803	317,203
BT Group PLC(a)	467,577	1,002,397
Bunzl PLC	15,923	525,371
Burberry Group PLC	21,147	514,647
CK Hutchison Holdings Ltd.	135,508	903,991
CNH Industrial NV	47,161	792,732
Coca-Cola European Partners PLC	10,271	567,884
Compass Group PLC(a)	88,732	1,814,673
Croda International PLC	6,884	788,749
DCC PLC	4,703	392,070
Diageo PLC	119,205	5,771,311
Direct Line Insurance Group PLC	67,525	263,487
Evraz PLC	27,295	216,559
Ferguson PLC	11,390	1,581,181
GlaxoSmithKline PLC	252,150	4,758,869
Halma PLC	19,718	752,114
Hargreaves Lansdown PLC	17,098	328,292
HSBC Holdings PLC	1,030,157	5,386,359
Imperial Brands PLC	46,522	973,084
Informa PLC(a)	71,050	522,499
InterContinental Hotels Group PLC(a)	9,063	578,686
Intertek Group PLC	7,255	485,122
J Sainsbury PLC	69,277	265,524
JD Sports Fashion PLC	28,817	404,979
Johnson Matthey PLC	10,313	369,999
Kingfisher PLC	97,026	437,963
Land Securities Group PLC	31,499	293,581
Legal & General Group PLC	305,536	1,147,925
Lloyds Banking Group PLC	3,536,830	2,201,396
London Stock Exchange Group PLC	16,419	1,645,318
M&G PLC	119,534	326,592
Melrose Industries PLC	240,178	557,623
Mondi PLC	26,493	649,237
National Grid PLC	180,445	2,150,131
Natwest Group PLC	274,853	828,642
Next PLC	6,073	668,035
Ocado Group PLC(a)	24,539	548,393

Security	Shares	Value

United Kingdom (continued)
Pearson PLC	45,043	$431,972
Persimmon PLC	15,288	546,774
Phoenix Group Holdings PLC	27,913	241,314
Prudential PLC	130,517	2,532,736
Reckitt Benckiser Group PLC	35,667	2,802,006
RELX PLC	96,640	2,781,902
Rentokil Initial PLC	86,686	680,727
Rio Tinto PLC	56,311	3,691,306
Rolls-Royce Holdings PLC(a)	388,899	726,353
Sage Group PLC	56,802	540,849
Schroders PLC	7,593	365,677
Segro PLC	62,242	999,845
Severn Trent PLC	12,635	442,340
Smith & Nephew PLC	47,279	814,515
Smiths Group PLC	19,423	374,530
Spirax-Sarco Engineering PLC	3,703	745,065
SSE PLC	50,259	1,058,210
St James’s Place PLC	24,806	500,394
Standard Chartered PLC	131,932	771,245
Taylor Wimpey PLC	211,225	440,552
Tesco PLC	379,426	1,292,186
Unilever PLC	133,459	7,225,247
United Utilities Group PLC	38,207	497,277
Vodafone Group PLC	1,402,169	2,133,669
Whitbread PLC(a)	11,605	515,994
WM Morrison Supermarkets PLC	113,950	452,164
WPP PLC	56,546	757,579

		106,055,998

United States — 0.1%
Bausch Health Cos., Inc.(a)	17,238	480,693
Brookfield Renewable Corp., Class A	7,825	303,956

		784,649

Total Common Stocks — 97.0% (Cost: $922,969,132)		1,322,131,102

Preferred Securities

Preferred Stocks — 1.0%

Brazil — 0.3%
Banco Bradesco SA, Preference Shares	266,511	1,019,405
Braskem SA, Preference Shares, Class A(a)	2,198	23,951
Centrais Eletricas Brasileiras SA, Preference B Shares	9,466	67,304
Cia Energetica de Minas Gerais, Preference Shares	39,779	102,483
Gerdau SA, Preference Shares	52,056	259,049
Itau Unibanco Holding SA, Preference Shares	245,491	1,304,146
Itausa SA, Preference Shares	214,928	439,664
Petroleo Brasileiro SA, Preference Shares	224,252	1,121,311

		4,337,313

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Preference Shares Class B	5,827	313,649

Colombia — 0.0%
Bancolombia SA, Preference Shares	21,944	190,176

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares	3,282	248,960
Fuchs Petrolub SE, Preference Shares	3,377	158,113
Henkel AG & Co. KGaA, Preference Shares	11,206	1,036,651

18

Schedule of Investments (unaudited) (continued) September 30, 2021	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Porsche Automobil Holding SE, Preference Shares	7,398	$731,590
Sartorius AG, Preference Shares	1,451	923,719
Volkswagen AG, Preference Shares	9,509	2,119,580

		5,218,613

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares	376,618	208,510

South Korea — 0.2%
Hyundai Motor Co., Preference Shares	2,624	209,815
LG Chem Ltd., Preference Shares	208	65,376
LG Household & Health Care Ltd., Preference Shares	199	107,520
Samsung Electronics Co. Ltd., Preference Shares	41,666	2,430,739

		2,813,450

Total Preferred Securities — 1.0% (Cost: $9,922,438)		13,081,711

Rights

France — 0.0%
Veolia Environnement SA, (Expires 10/01/21)(a)	28,654	23,771

Germany — 0.0%
Deutsche Lufthansa AG, (Expires 10/10/21)(a)(d)	15,755	37,412
Vitesco Technologies Group AG, (Expires 12/31/99)	1	36

		37,448

India — 0.0%
Bharti Airtel Ltd., (Expires 10/21/21)	8,294	17,129

South Korea(a) — 0.0%
Hyundai Engineering & Construction Co. Ltd., (Expires 10/29/21)	47	3,184
Samsung Heavy Industries Co. Ltd., (Expires 11/05/21)	8,041	7,267

		10,451

Total Rights — 0.0% (Cost: $49,493)		88,799

Security	Shares	Value

Warrants

Thailand — 0.0%
BTS W7 R	51,340	$—
BTS W8 R	102,680	5,098

Total Warrants — 0.0% (Cost: $ —)		5,098

Total Long-Term Investments — 98.0% (Cost: $ 932,941,063)		1,335,306,710

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(f)(g)(h)	30,494,235	30,509,482
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(f)(g)	4,867,368	4,867,368

Total Short-Term Securities — 2.6% (Cost: $ 35,376,850)		35,376,850

Total Investments — 100.6% (Cost: $ 968,317,913)		1,370,683,560

Liabilities in Excess of Other Assets — (0.6)%		(8,337,428)

Net Assets — 100.0%		$1,362,346,132

(a)	Non-income producing security.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Master Portfolio.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$28,246,049	$2,265,639	(a)	$—		$8,837	$(11,043)	$30,509,482	30,494,235	$143,348	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,863,928	—		(6,996,560	)(a)	—	—	4,867,368	4,867,368	1,118		—

						$8,837	$(11,043)	$35,376,850		$144,466		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2021	Total International ex U.S. Index Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P/TSE 60 Index Mini	26	12/16/21	$1,228	$(18,223)
MSCI EAFE Index	93	12/17/21	10,542	(247,592)
MSCI Emerging Markets Index	42	12/17/21	2,616	(43,327)

				$(309,142)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets

Investments

Long-Term Investments

Common Stocks

Argentina	$592,193	$—	$—	$592,193
Australia	—	61,674,002	—	61,674,002
Austria	—	1,806,527	—	1,806,527
Belgium	—	7,098,741	—	7,098,741
Brazil	13,282,411	—	—	13,282,411
Canada	93,959,082	—	—	93,959,082
Chile	943,326	880,682	—	1,824,008
China	23,828,091	109,113,493	31,446	132,973,030
Colombia	472,595	—	—	472,595
Czech Republic	429,103	153,878	—	582,981
Denmark	2,614,798	19,565,959	—	22,180,757
Egypt	—	181,640	—	181,640
Finland	540,813	10,243,727	—	10,784,540
France	606,414	90,666,298	—	91,272,712
Germany	2,037,073	68,579,175	—	70,616,248
Greece	—	757,980	2	757,982
Hong Kong	1,122,629	25,746,985	—	26,869,614
Hungary	218,969	786,619	—	1,005,588

20

Schedule of Investments (unaudited) (continued) September 30, 2021	Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)

India	$7,721,032	$40,570,745	$—	$48,291,777
Indonesia	—	5,600,685	—	5,600,685
Ireland	1,063,393	7,779,086	—	8,842,479
Isle of Man	—	908,088	—	908,088
Israel	2,040,593	3,209,410	—	5,250,003
Italy	—	17,129,513	—	17,129,513
Japan	380,244	204,146,759	—	204,527,003
Jordan	—	288,399	—	288,399
Kuwait	2,243,593	150,707	—	2,394,300
Luxembourg	1,023,454	1,795,103	—	2,818,557
Macau	—	329,616	—	329,616
Malaysia	3,538,686	1,956,124	—	5,494,810
Mexico	7,656,695	—	—	7,656,695
Netherlands	1,857,889	51,055,593	—	52,913,482
New Zealand	—	2,586,981	—	2,586,981
Norway	702,075	4,909,262	—	5,611,337
Pakistan	80,484	—	—	80,484
Peru	729,463	—	—	729,463
Philippines	1,802,538	661,831	—	2,464,369
Poland	1,184,713	1,929,450	—	3,114,163
Portugal	919,654	284,642	—	1,204,296
Qatar	2,687,197	244,453	—	2,931,650
Romania	155,657	—	—	155,657
Russia	413,637	15,043,330	—	15,456,967
Saudi Arabia	5,347,532	7,859,845	—	13,207,377
Singapore	1,457,999	7,977,601	—	9,435,600
South Africa	5,726,447	6,360,092	—	12,086,539
South Korea	599,558	45,923,364	—	46,522,922
Spain	2,976,975	17,462,221	—	20,439,196
Sweden	1,705,750	27,457,157	—	29,162,907
Switzerland	1,137,486	81,323,389	—	82,460,875
Taiwan	—	56,962,283	—	56,962,283
Thailand	108,463	6,372,327	—	6,480,790
Turkey	310,411	375,228	—	685,639
United Arab Emirates	1,986,649	1,144,253	—	3,130,902
United Kingdom	1,283,535	104,772,463	—	106,055,998
United States	784,649	—	—	784,649

Preferred Securities

Preferred Stocks

South Korea	—	2,813,450	—	2,813,450
Brazil	4,337,313	—	—	4,337,313
Chile	—	313,649	—	313,649
Colombia	190,176	—	—	190,176
Russia	208,510	—	—	208,510
Germany	158,113	5,060,500	—	5,218,613

Rights

France	—	23,771	—	23,771
Germany	37,412	36	—	37,448
India	—	17,129	—	17,129
South Korea	10,451	—	—	10,451

Warrants	5,098	—	—	5,098

Short-Term Securities
Money Market Funds	35,376,850	—	—	35,376,850

	$240,597,871	$1,130,054,241	$31,448	$1,370,683,560

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(309,142)	$—	$—	$(309,142)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2021	Total International ex U.S. Index Master Portfolio

Portfolio Abbreviation

ADR	American Depositary Receipt

CD	Certificate of Deposit

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SAB	Special Assessment Bonds

SCA	Societe en Commandite par Actions

22